    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2005

                                                               FILE NOS. 2-90518
                                                                        811-4006
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                               -------------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 76

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 77

                               CITIFUNDS TRUST I*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   125 BROAD STREET, NEW YORK, NEW YORK 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                                ROBERT I. FRENKEL
                            300 FIRST STAMFORD PLACE
                                    4TH FLOOR
                           STAMFORD, CONNECTICUT 06902
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                 ROGER P. JOSEPH
                    BINGHAM MCCUTCHEN LLP, 150 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

                               -------------------

It is proposed that this filing will become effective on April 29, 2005.

*This filing relates solely to shares of Salomon Brothers Aggressive Growth Fund, a series of the Trust.

April 29, 2005


PROSPECTUS

Salomon Brothers Asset Management

Salomon Brothers               Aggressive Growth Fund


----------------
    SALOMON
----------------
    BROTHERS
----------------
Asset Management

The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
 CONTENTS


            Fund goals, strategies and risks............................    2
            More on the fund's investments..............................    4
            Management..................................................    7
            Choosing a share class to buy...............................   10
            Buying shares and exchanging shares.........................   18
            Redeeming shares............................................   20
            Other things to know about share transactions...............   21
            Dividends, distributions and taxes..........................   25


An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                  Salomon Brothers Aggressive Growth Fund - 1

--------------------------------------------------------------------------------
 FUND GOALS, STRATEGIES AND RISKS

 INVESTMENT              The fund seeks capital appreciation.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    The fund invests primarily in common stocks of U.S.
 STRATEGY                companies that the manager believes are experiencing, or
                         will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the
                         S&P 500 Index. The fund may invest in the securities of
                         large, well-known companies which offer prospects of
                         long-term earnings growth. However, because higher earnings growth rates are often achieved by small-to medium-sized
                         companies, a significant portion of the fund's assets may be invested in the securities of such companies.
-------------------------------------------------------------------------------------
 HOW THE                 The manager emphasizes individual security selection while
 MANAGER SELECTS         diversifying the fund's investments across industries, which
 THE FUND'S              may help to reduce risk. The manager seeks to identify
 INVESTMENTS             emerging growth companies that have passed their 'start-up'
                         phase and show positive earnings and the prospect of
                         achieving significant profit gains beginning in the two to three years after the fund acquires their stocks.

                         When evaluating an individual stock, the manager considers whether the company may benefit from:

                           new technologies, products or services

                           new cost reducing measures

                           changes in management

                           favorable changes in government regulations
-------------------------------------------------------------------------------------
 PRINCIPAL RISKS         Investors could lose money on their investment in the fund,
 OF INVESTING IN         or the fund may not perform as well as other investments, if
 THE FUND                any of the following occurs:

                            U.S. stock markets decline or perform poorly relative to
                            other types of investments

                            Key economic trends become materially unfavorable, such
                            as rising interest rates and levels of inflation or
                            deflation, or a slowdown of economic growth

                            Small or medium capitalization companies fall out of favor with investors

                            The manager's judgment about the attractiveness, growth
                            prospects or potential appreciation of a particular stock or sector proves to be incorrect

                            A particular product or service developed by a company in
                            which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the
                            value of the company's stock

                         Compared to mutual funds that focus only on large
                         capitalization companies, the fund's share price may be more volatile because the fund may invest a significant portion of its assets in small and medium capitalization companies.

                         Compared to large capitalization companies, small and medium capitalization companies are likely to have:

                           more limited product lines

                           fewer capital resources

                           more limited management depth

                         Further, securities of small and medium capitalization companies are more likely to:

                           Experience sharper swings in market values

                           Be harder to sell at times and at prices the manager believes appropriate

                           Offer potential for larger gains and losses

                   Salomon Brothers Aggresive Growth Fund - 2

                         In addition, the fund's aggressive, growth-oriented
                         investment style may increase the risks already associated with investing in smaller companies. Stocks of fast growing companies may be more volatile than the stocks of other
                         companies because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of these securities typically fall.
-------------------------------------------------------------------------------------

 PERFORMANCE             Because the fund had no outstanding shares as of
                         December 31, 2004, performance information for the fund is not included in this prospectus.
-------------------------------------------------------------------------------------


 FEE TABLE

---------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                    CLASS A   CLASS B   CLASS C   CLASS O   CLASS Y

 Maximum sales charge (load) imposed on         5.75%*      None      None      None       None
 purchases (as a % of offering price)

 Maximum deferred sales charge (load) (as a %     None     5.00%     1.00%      None       None
 of the lower of net asset value at purchase
 or redemption)

---------------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)

 Management fee**                                0.80%     0.80%     0.80%     0.80%      0.80%

---------------------------------------------------------------------------------------------------------

 Distribution and service (12b-1) fees           0.25%     1.00%     1.00%      None       None

 Other expenses***                               0.55%     0.55%     0.55%     0.55%      0.20%

---------------------------------------------------------------------------------------------------------

 Total annual fund operating expenses            1.60%     2.35%     2.35%     1.35%      1.00%

  * If you buy Class A shares in amounts of $50,000 or more the sales charge is lower. You may buy
    Class A shares in amounts of $1,000,000 or more at net asset value (without an initial charge)
    but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 ** The fund has a fee schedule that reduces the management fee payable on assets in excess of $5 billion as follows: 0.800% on assets up to $5 billion; 0.775% on assets over $5 billion and up to and including $7.5 billion; 0.750% on assets over $7.5 billion and up to and including
    $10 billion; and 0.700% on assets in excess of $10 billion.

*** The amounts set forth in 'Other expenses' have been estimated based on expenses the fund expects to incur during its first fiscal year.


                                                                                                    FEES AND EXPENSES
                                                                                                    This table sets forth
                                                                                                    the fees and expenses
                                                                                                    you will pay if you
                                                                                                    invest in shares of the
                                                                                                    fund. Because the
                                                                                                    manager has voluntarily
                                                                                                    agreed to waive a
                                                                                                    portion of its
                                                                                                    management fee and
                                                                                                    reimburse certain
                                                                                                    expenses for the fiscal
                                                                                                    year ended
                                                                                                    December 31, 2005 the
                                                                                                    actual total annual
                                                                                                    operating expenses for
                                                                                                    each class is expected
                                                                                                    to be:
                                                                                                    Class A: 1.50%
                                                                                                    Class B: 2.25%
                                                                                                    Class C: 2.25%
                                                                                                    Class O: 1.25%
                                                                                                    Class Y: 1.00%
                                                                                                    The manager may
                                                                                                    discontinue this waiver
                                                                                                    and reimbursement at
                                                                                                    any time.

---------------------------------------------------------------------------------------------------------------------------


 EXAMPLE

--------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                          1 YEAR    3 YEARS

 Your costs would be

 Class A                                                       $728      $1,051

-------------------------------------------------------------------------------
 Class B (redemption at end of period)                         $738      $1,033

 Class B (no redemption)                                       $238      $  733

-------------------------------------------------------------------------------
 Class C (redemption at end of period)                         $338      $  733

 Class C (no redemption)                                       $238      $  733

-------------------------------------------------------------------------------
 Class O                                                       $137      $  428

 Class Y                                                       $102      $  318
 The example assumes:   You invest $10,000 for the period shown

                        You reinvest all distributions and dividends without a sales charge

                        The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

                        Your investment has a 5% return each year (the assumption of a 5% return is required by the SEC for this example and is not a prediction of future performance)

                        You redeem your shares at the end of the period (unless otherwise indicated)

 For past performance information of the manager in managing substantially similar funds please see page 7 of this prospectus.
                                                                                    This example helps you
                                                                                    compare the cost of
                                                                                    investing in the fund
                                                                                    with other mutual
                                                                                    funds. Your actual cost
                                                                                    may be higher or lower.

                   Salomon Brothers Aggresive Growth Fund - 3

--------------------------------------------------------------------------------
MORE ON THE FUND'S INVESTMENTS

ADDITIONAL INVESTMENTS     The fund's investment objective and its principal
AND INVESTMENT TECHNIQUES  investment strategies and risks are described under
                           'Fund Goals, Strategies and Risks.'

                           This section provides additional information about the fund's investments and certain portfolio management techniques the fund may use. More information about the fund's investments and portfolio management techniques and the associated risks is included in the statement of additional information ('SAI').

                           The fund's goal and strategies may be changed without shareholder approval. Of course, there can be no assurance that the fund will achieve its goal.

                           Compliance with any policy or limitation for the fund
                           that is expressed as a percentage of assets is
                           determined at the time of purchase of portfolio
                           securities. The policy will not be violated if these
                           limitations are exceeded because of changes in the
                           market value of the fund's assets or for any other
                           reason.
--------------------------------------------------------------------------------
 EQUITY INVESTMENTS        The fund may invest in all types of equity
                           securities. Equity securities include common stocks traded on an exchange or in the over the counter market, preferred stocks, warrants, rights, convertible securities, depositary receipts, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts.

                           Equity securities represent an ownership interest in
                           the issuing company. Holders of equity securities are
                           not creditors of the company, and in the event of the
                           liquidation of the company, would be entitled to
                           their pro rata share of the company's assets, if any,
                           after creditors, including the holders of debt
                           obligations and holders of any senior equity
                           securities, are paid. See 'Foreign Securities' below
                           for the general risks of foreign investing.
--------------------------------------------------------------------------------
 DEBT OBLIGATIONS          The fund may invest to some extent in debt
                           obligations, which are securities used by issuers to borrow money. Debt obligations include bonds, notes
                           (including structured notes), debentures, commercial paper and other money market instruments issued by banks, corporations, local, state and national governments and instrumentalities, both U.S. and foreign, and supranational entities, mortgage-related and asset-backed securities, convertible securities, and loan participations and assignments. Debt obligations may be fixed income securities, or have various types of payment and reset terms or features, including adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                           The fund may invest in debt obligations of foreign issuers. See 'Foreign securities' below for the general risks of foreign investing.
--------------------------------------------------------------------------------

 FOREIGN SECURITIES AND    The fund may invest up to 10% of its net assets (at
 EMERGING MARKET           the time of investment) in foreign securities,
 INVESTMENTS               including emerging market issuers. The fund may
                           invest directly in foreign issuers or invest in depositary receipts. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.


                  Salomon Brothers Aggressive Growth Fund - 4

                           Investing in foreign issuers, including emerging market issuers, may involve additional risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger more developed countries. These risks are more pronounced to the extent the fund invests in issuers in countries with emerging markets or if the fund invests significantly in one country. These risks may include:

                             Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices.

                             Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the manager may not be able to sell the fund's portfolio securities in amounts and at prices the manager considers reasonable or the fund may have difficulty determining the fair value of its securities.

                             The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading.

                             The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession.

                             Economic, political and social developments may adversely affect non-U.S. securities markets.
--------------------------------------------------------------------------------
 DERIVATIVES AND           The fund may, but need not, use derivative contracts,
 HEDGING TECHNIQUES        such as futures and options on securities, securities
                           indices or currencies; options on these futures;
                           forward currency contracts; and interest rate or currency swaps. The fund does not use derivatives as a primary investment technique and generally limits its use to hedging against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates. However, the fund may use derivatives for any of the following purposes:

                             As a substitute for buying or selling securities.

                             To enhance the fund's return as a non-hedging strategy that may be considered speculative.

                           A derivative contract will obligate or entitle the
                           fund to deliver or receive an asset or cash payment
                           that is based on the change in value of one or more
                           securities, currencies or indices. Even a small
                           investment in derivative contracts can have a big
                           impact on the fund's stock market, currency and
                           interest rate exposure. Therefore, using derivatives
                           can disproportionately increase losses and reduce
                           opportunities for gains when stock prices, currency
                           rates or interest rates are changing. The fund may
                           not fully benefit from or may lose money on
                           derivatives if changes in their value do not
                           correspond accurately to changes in the value of the
                           fund's holdings. The other parties to certain
                           derivative contracts present the same types of credit
                           risk as issuers of debt obligations.
                           Derivatives can also make the fund less liquid and
                           harder to value, especially in declining markets.
--------------------------------------------------------------------------------
 BORROWING                 The fund may borrow in certain limited circumstances.
                           Certain borrowing may create an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may


                  Salomon Brothers Aggressive Growth Fund - 5
                           exaggerate changes in the net asset value of the fund's shares and in the return on the fund's portfolio. The fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments on any borrowings. Interest on any borrowings will be a fund expense and will reduce the value of the fund's shares.

 TEMPORARY DEFENSIVE       The fund may depart from its principal investment
 INVESTING                 strategies in response to adverse market, economic or
                           political conditions by taking temporary defensive
                           positions in all types of money market and short-term
                           debt securities. If the fund takes a temporary
                           defensive position, it may be unable to achieve its
                           investment goal.
--------------------------------------------------------------------------------
 PORTFOLIO TURNOVER        The fund may engage in active and frequent trading to
                           achieve its principal investment strategies. This may
                           lead to the realization and distribution to
                           shareholders of higher capital gains, which would
                           decrease their tax liability. Frequent trading also
                           increases transaction costs, which could detract from
                           the fund's performance.
--------------------------------------------------------------------------------
 OTHER INVESTMENT          The fund may invest in other investment companies,
 COMPANIES                 subject to the limits of the Investment Company Act
                           of 1940. These investments may include interests in
                           exchange-traded funds (which typically consist of a
                           portfolio of securities that seek to track the
                           performance of an underlying index or portion of an
                           index) and unit investment trusts. The return on
                           investments in other investment companies will be
                           reduced by the operating expenses, including
                           investment advisory and administration fees, of those
                           investment companies, and there will be a layering of
                           certain fees and expenses.
--------------------------------------------------------------------------------

 PORTFOLIO HOLDINGS        The fund's policies and procedures with respect to
                           the disclosure of the fund's portfolio securities are described in the fund's statement of additional information.


                  Salomon Brothers Aggressive Growth Fund - 6

--------------------------------------------------------------------------------

 MANAGEMENT

Salomon Brothers Asset Management Inc ('SBAM') is the investment manager for the fund. SBAM was established in 1987 and together with SBAM affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. The manager's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly-owned subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.


Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, the fund's manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.



Richard Freeman, investment officer of the manager and managing director of Citigroup Global Markets, is responsible for the day-to-day management of the fund's portfolio. Mr. Freeman has been a portfolio manager of the manager or its predecessors since 1983. The Statement of Additional Information of the fund provides additional information about Mr. Freeman's compensation, other accounts managed by Mr. Freeman and Mr. Freeman's ownership of securities in the fund.

--------------------------------------------------------------------------------
 MANAGER'S PRIOR           The performance information is provided to illustrate
 PERFORMANCE               the past performance of the manager and its
                           affiliates in managing substantially similar U.S.
                           mutual and foreign investment funds. In addition to the funds listed below, the manager and its affiliates are responsible for managing various other separate accounts which are managed in a substantially similar style. The performance history of these separate accounts is not provided in this prospectus.

                           The investment results shown below represent the historical performance of the following funds:

                             the Smith Barney Aggressive Growth Fund,

                             the Smith Barney Aggressive Growth Portfolio,

                             the Salomon Brothers Variable Emerging Growth Fund, and

                             the Salomon Brothers Global Horizons U.S.
                             Aggressive Growth Fund

                           The Smith Barney Aggressive Growth Fund and the Smith Barney Aggressive Growth Portfolio are U.S. mutual funds, and the Salomon Brothers Global Horizons U.S. Aggressive Growth Fund is a foreign investment fund. Each of these funds is managed by Smith Barney Fund Management LLC, an affiliate of SBAM. Richard Freeman, the fund's portfolio manager, has been responsible for the day-to-day management of the portfolio of these funds since their inception. Salmon Brothers Variable Emerging Growth Fund is a U.S. mutual fund managed by the manager.

                           Although the fund is not subject to certain of the investment restrictions applicable to the funds listed above, the fund has an investment objective and investment policies and strategies that are substantially similar to those of each such fund, and it is expected

                  Salomon Brothers Aggressive Growth Fund - 7
                           that, even with the differences in the investment restrictions, the fund will be managed in a substantially similar way.

                           The table sets forth below the average annual total returns, before taxes, to the extent available, of the Class A, Class B, Class L and Class Y shares of the Smith Barney Aggressive Growth Fund, the shares of the Smith Barney Aggressive Growth Portfolio, the Class I shares of the Salomon Brothers Variable Emerging Growth Fund and the Class A, Class B and Class L shares of the Salomon Brothers Global Horizons U.S. Aggressive Growth Fund since inception and for the 1, 5, and 10 year periods ended
                           December 31, 2003. The average annual total return calculations of each these funds reflect the fees and expenses, including the maximum sales charge (load), incurred by the fund or the applicable class of the fund, and assume that distributions and dividends attributable to the fund or the applicable class of the fund are reinvested and shares are redeemed at the end of the period.

                           You should note that the information in the table does not represent the performance of the fund, which has no history of operations. Because the expenses of the fund are higher than the expenses of the Smith Barney Aggressive Growth Fund, the Smith Barney Aggressive Growth Portfolio and the Salomon Brothers Global Horizons U.S. Aggressive Growth Fund, the performance of the fund would have been lower than that shown below. In addition, because the expenses of the Class B and Class O shares of the fund, after waivers, are higher than those of the Class I shares of the Salomon Brothers Variable Emerging Growth Fund, the performance of those classes would have also been lower than that shown for the Class I shares below. Investors should realize that this past performance data is not an indication of future performance of the fund.
--------------------------------------------------------------------------------

         AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED 12/31/04)



---------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                                                                  1 YEAR      5 YEAR      10 YEAR        INCEPTION
 SMITH BARNEY AGGRESSIVE GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
 Class A                                                            %           %           %                *

 Class B                                                            %           %           %                *

---------------------------------------------------------------------------------------------------------------------
 Class L**                                                          %           %           %                *

 Class Y                                                            %           %          N/A           15.19%***

---------------------------------------------------------------------------------------------------------------------
 SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO                           %           %          N/A            4.83%***

 SALOMON BROTHERS VARIABLE EMERGING GROWTH FUND****

---------------------------------------------------------------------------------------------------------------------
 Class I                                                            %           %           %                *

 SALOMON BROTHERS GLOBAL HORIZONS U.S. AGGRESSIVE GROWTH

 FUND

---------------------------------------------------------------------------------------------------------------------
 Class A                                                            %          N/A         N/A               %

 Class B                                                            %          N/A         N/A               %

---------------------------------------------------------------------------------------------------------------------
 Class L                                                            %          N/A         N/A               %



                                                        (footnotes on next page)


                  Salomon Brothers Aggressive Growth Fund - 8

(footnotes from previous page)


  * Because Class A, Class B and Class L shares of the Smith Barney Aggressive Growth Fund and Class I shares of the Salomon Brothers Variable Emerging Growth Fund have been outstanding for longer than 10 years, since inception information is not given.


 ** On February 2, 2004 the initial sales charge of 1.00% on the Class L shares of the Smith Barney Aggressive Growth Fund was eliminated for sales made on or after that date. The average annual total returns for Class L shares in the table have been calculated as if the initial sales charge had been eliminated during the entire period. With the initial sales charge of 1.00%, the average annual total returns for the 1, 5 and 10 year periods
     ended December 31, 2004 would have been    %,    % and    %, respectively.


 *** The inception date of the Class Y shares of the Smith Barney Aggressive
     Growth Fund is January 30, 1996. The inception date of the Smith Barney Aggressive Growth Portfolio is November 1, 1999. The inception date of each Class of shares of the Salomon Brothers Global Horizons U.S. Aggressive Growth Fund is May 25, 2000.

**** Performance information for the Class II shares of the Salomon Brothers
     Variable Emerging Growth Fund is not provided because those shares have not been outstanding for a full calendar year.
--------------------------------------------------------------------------------

 RECENT DEVELOPMENTS       In connection with an investigation previously
                           disclosed by Citigroup, the Staff of the SEC has notified Citigroup Asset Management (CAM), the
                           Citigroup business unit that includes the fund's investment manager and other investment advisory companies; Citigroup Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/ or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.


                           In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.


                           CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.


                           Citigroup is cooperating fully in the SEC's investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require


                  Salomon Brothers Aggressive Growth Fund - 9
                           approval by the Citigroup Board and acceptance by the Commission.


                           Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.


                           Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

--------------------------------------------------------------------------------
 MANAGEMENT FEES           The manager is entitled to receive a management fee
                           of 0.80% of the fund's average daily net assets,
                           which such management fee will decrease once the
                           fund's assets exceed $5 billion. See the Fee table
                           for more information.
--------------------------------------------------------------------------------
 DISTRIBUTOR               Citigroup Global Markets Inc., a registered
                           broker-dealer and an affiliate of the manager, serves
                           as the distributor for the fund.
--------------------------------------------------------------------------------
 DISTRIBUTION PLANS        The fund has adopted Rule 12b-1 distribution plans
                           for its Class A, B and C shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

                           In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

                           The payments described above are often referred to as 'revenue sharing payments.' The recipients of such payments may include the fund's distributor and other affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

--------------------------------------------------------------------------------
 CHOOSING A SHARE CLASS TO BUY


 SHARE CLASSES             You can choose among three class of shares:
                           Classes A, B or C. In addition, certain investors may purchase Class Y shares of certain funds. If you already own Class O shares of a fund, you may also be eligible to purchase Class O shares of any of the funds. The classes have different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:


                              How much you plan to invest;


                              How long you expect to own the shares;


                  Salomon Brothers Aggressive Growth Fund - 10

                           The expenses paid by each class detailed in the Fee Table and Example at the front of this Prospectus; and


                           Whether you qualify for any reduction or waiver of sales charges.


                           If you are choosing between Class A or Class B shares (and are ineligible to purchase Class O and Class Y), it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in an amount of $50,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.


--------------------------------------------------------------------------------
 INVESTMENT MINIMUMS       Minimum initial investment amounts vary depending on
                           the nature of your investment account.

--------------------------------------------------------------------------------------------------------------
                                                         INITIAL INVESTMENT          ADDITIONAL INVESTMENTS

                                                       CLASSES        CLASS Y*         CLASSES      CLASS Y
                                                       A,B,C,O                         A,B,C,O
 General                                                $250        $2.5 Million         $50        $1,000
--------------------------------------------------------------------------------------------------------------
 Individual Retirement Accounts, Self Employed           $50        $2.5 Million         $50        $1,000
 Retirement Plans, Uniform Gift to Minor Accounts

 Qualified Retirement Plans                              $50        $2.5 Million         $50        $1,000
--------------------------------------------------------------------------------------------------------------
 Monthly Systematic Automatic Investment or              $25            n/a              $25          n/a
 Exchange Plans

 Pre-authorized Check Plan                               $25            n/a              $25          n/a

* The initial minimum investment may be waived for certain omnibus and individual positions held by clients in certain Citigroup affiliated investment programs.

Qualified Retirement Plans are qualified plans under Section 403(b)(7) or
Section 401(a) of the Internal Revenue Code, including 401(k) plans

                  Salomon Brothers Aggressive Growth Fund - 11

--------------------------------------------------------------------------------
 COMPARING CLASSES

Your Financial Consultant can help you decide which class meets your goals. Your Financial Consultant may receive different compensation depending upon which class you choose. Before choosing your share class, you should review the fee table and example at the front of this prospectus carefully. Fees and expenses may vary over time.

More information about the fund's classes of shares is available free of charge on the Salomon Brothers Asset Management website. You'll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:


   the front-end sales charges that apply to the purchase of Class A shares;


   the deferred sales charges that apply to the redemption of Class B and Class C shares;


   who qualifies for lower sales charges on Class A shares;


   who qualifies for a sales load waiver; and


   who qualifies to purchase Class Y Shares.


For details, go to http://www.sbam.com and click on the name of the fund.



--------------------------------------------------------------------------------------------------------------------------------
                                 CLASS A            CLASS B            CLASS C            CLASS O              CLASS Y

 KEY FEATURES                   Initial sales      No initial         No initial         Only               No initial or
                                charge             sales charge       sales charge       available to       deferred sales
                                You may            Deferred           Deferred           existing           charge
                                qualify for        sales charge       sales charge for   Class O            Must invest at
                                reduction or       declines over      only 1 year        shareholders       least $2.5
                                waiver of          time               Higher annual      No initial or      million
                                initial sales      Converts to        expenses than      deferred           Lower expenses
                                charge             Class A after      Class A            sales charge       than the other
                                Generally          7 years                               Lower annual       classes
                                lower annual       Higher annual                         expenses than
                                expenses than      expenses than                         Class A, B
                                Class B and        Class A                               and C
                                Class C
-----------------------------------------------------------------------------------------------------------------------------
 INITIAL SALES               Up to 5.75%        None               None               None               None
 CHARGE                      reduced or
                             waived for large
                             purchases and
                             certain
                             investors. No
                             charge for
                             purchases of $1
                             million or more

 DEFERRED SALES              1.00% on           Up to 5.00%        1.00% if you       None               None
 CHARGE                      purchases of $1    charged when you   redeem within 1
                             million or more    redeem shares.     year of purchase
                             if you redeem      The charge is
                             within 1 year of   reduced over
                             purchase           time and there
                                                is no deferred
                                                sales charge
                                                after 6 years
-----------------------------------------------------------------------------------------------------------------------------
 ANNUAL                      0.25% of average   1.00% of average   1.00% of average   None               None
 DISTRIBUTION AND            daily net assets   daily net assets   daily net assets
 SERVICE FEES

 EXCHANGEABLE                Class A shares     Class B shares     Class C shares     Class O shares     Class Y shares of
 INTO                        of any of the      of any of the      of any of the      of any of the      any of the other
                             other Salomon      other Salomon      other Salomon      other Salomon      Salomon Brothers
                             Brothers funds     Brothers funds     Brothers funds     Brothers funds     funds or Salomon
                             or Salomon         or Salomon         or Salomon         or Salomon         Brothers Class Y
                             Brothers Class A   Brothers Class B   Brothers Class C   Brothers Class O   shares of any of
                             shares of any of   shares of any of   shares of any of   shares of any of   the SB funds*
                             the SB funds       the SB funds       the SB funds       the SB funds



* Subject to applicable minimum investment requirements


                  Salomon Brothers Aggressive Growth Fund - 12

--------------------------------------------------------------------------------
 CLASS A SHARES
The following table indicates the sales charge on Class A shares of the fund.

--------------------------------------------------------------------------------------------------------
                                   SALES CHARGE AS       SALES CHARGE AS       BROKER/DEALER COMMISSION
 AMOUNT OF INVESTMENT              % OF OFFERING PRICE   % OF NET AMOUNT       AS A % OF OFFERING PRICE

 Less than $50,000                        5.75%                 6.10%                5.00%

-------------------------------------------------------------------------------------------------------
 $50,000 but less than $100,000           4.50%                 4.71%                4.00%

 $100,000 but less than $250,000          4.00%                 4.17%                3.50%

-------------------------------------------------------------------------------------------------------
 $250,000 but less than $500,000          2.75%                 2.83%                2.50%

 $500,000 but less than $1
 million                                  2.25%                 2.30%                2.00%

-------------------------------------------------------------------------------------------------------
 $1 million or more*                       -0-                   -0-             Up to 1.00%**

 *You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge. See the description under 'Class B deferred sales charge' as to how the deferred sales charge is calculated.

**The fund's distributor may pay up to 1.00% to the broker/dealer or other intermediary for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the broker/dealer or other intermediary will also receive the annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the fund's distributor will retain the service fee. Where the broker/dealer or other intermediary does not receive a payment of up to 1.00% from the fund's distributor, the broker/dealer or other intermediary will instead receive the annual service fee starting immediately after purchase. In certain cases, the broker/dealer or other intermediary may receive both a payment of up to 1% from the fund's distributor as well as the annual service fee starting immediately after purchase. Please contact your Financial Consultant or other intermediary for more information.

CLASS A SALES CHARGE

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge if the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.


QUALIFYING FOR REDUCED CLASS A SALES CHARGES. There are several ways you can combine multiple purchases of Class A shares of the Salomon Brothers funds or Salomon Brothers shares of SB funds (excluding Class A shares of the Salomon Brothers Cash Management Fund ('Cash Management Fund') or the Salomon Brothers New York Municipal Money Market Fund ('New York Municipal Money Market Fund')) to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sale charges that may be available to you when you purchase fund shares, you must inform your Financial Consultant or the fund's transfer agent if you have entered into a letter of intent, or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchases. You may need to provide certain records, such as account statements for accounts held by family members or accounts you hold at another broker-dealer or financial intermediary, in order to verify your eligibility for reduced sales charges.


To learn more about the accumulation privilege, letters of intent, waivers for certain investors and other options to reduce your sales charge, ask your Financial Consultant or consult the SAI.


                  Salomon Brothers Aggressive Growth Fund - 13

Accumulation privilege -- lets you add the current total net asset value of all Class A shares of the Salomon Brothers funds and Salomon Brothers shares of SB funds that are offered with a sales charge and that are already owned by you, or



   your spouse and children under the age of 21,



(except for Class A shares of Cash Management Fund and New York Municipal Money Market Fund) to the dollar amount of your next purchase of Class A shares for purposes of calculating the sales charge. You must notify the transfer agent in writing of all share accounts to be considered in exercising this right of accumulation.



Group purchase -- lets you combine the current value of Class A shares purchased by employees (and partners) of the same employer as a group for purposes of calculating the initial sales charge. To be eligible, all purchases must be made pursuant to an employer or partnership sanctioned plan meeting certain requirements set forth in the SAI.



Letter of intent -- lets you purchase Class A shares of the Salomon Brothers funds and Salomon Brothers shares of SB funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. All Class A shares of the Salomon Brothers funds and/or Salomon Brothers shares of SB funds (excluding Class A shares of Cash Management Fund and New York Municipal Money Market Fund) previously purchased within a 13-month period and still beneficially owned by you or your spouse or children under the age of 21 may, upon written notice to the transfer agent, also be included at the current net asset value to reach a sales charge reduction. The effective date of a letter of intent may be back-dated up to 90 days so that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the letter of intent goal.



WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:



  directors and officers of any fund sponsored by Citigroup or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father);



  employees of the manager and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor ('Selling Broker') and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons);



  any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the funds' shares and their immediate families;



  participants in certain 'wrap-fee,' or asset allocation programs other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor;



  any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and have entered into agreements with the distributor;



  separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts; and



                  Salomon Brothers Aggressive Growth Fund - 14 non-qualified retirement plans and other third party retirement or savings programs.



If you qualify for a waiver of the Class A initial sales charge, you must notify your Financial Consultant or the transfer agent at the time of purchase.


If you want to learn about additional waivers of Class A initial sales charges, contact your Financial Consultant or consult the SAI.

                  Salomon Brothers Aggressive Growth Fund - 15

--------------------------------------------------------------------------------

 CLASS B SHARES

CLASS B DEFERRED  You buy Class B shares at net asset value without paying an
 SALES CHARGE     initial sales charge. However, if you redeem your Class B
                  shares within six years of purchase, you will pay a deferred sales charge. Broker/dealers selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell.



                               CLASS B DEFERRED SALES CHARGE TABLE

The deferred sales      ---------------------------------------------------------------------------
charge decreases as                                                    DEFERRED SALES CHARGE AS A
the number of                                                          PERCENTAGE OF DOLLAR
years since your        YEAR(S) SINCE PURCHASE ORDER                   AMOUNT SUBJECT TO CHARGE
purchase increases.
                        1st year                                                  5%
                        greater than 1 year and up to 2 years                     4%
                        greater than 2 years and up to 4 years                    3%
                        greater than 4 years and up to 5 years                    2%
                        greater than 5 years and up to 6 years                    1%
                        greater than 6 years                                      0%

                  CALCULATION OF DEFERRED SALES CHARGE. The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation. In addition, you do not pay a deferred sales charge on shares exchanged for shares of another fund, shares representing reinvested distributions and dividends or shares no longer subject to the deferred sales charge.

If you want to    Shares are redeemed in this order:
learn more about
additional deferred  Shares that represent appreciation.
sales charges and
waivers of deferred Shares representing reinvested distributions and dividends. sales charges,
contact your         Other shares that are not subject to the deferred sales
Financial            charge.
Consultant or
consult the SAI.     Class B shares held longest.

                  Deferred sales charges are not imposed at the time you exchange shares for shares of another fund.

                  DEFERRED SALES CHARGE WAIVERS. The deferred sales charge for each share class will generally be waived in connection with:

                     Redemptions made following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

                     Redemptions effected pursuant to the fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the applicable minimum account size.

                     A tax-free return of an excess contribution to any retirement plan.

                     Exchanges.

                     Automatic cash withdrawals in amounts equal to or less than 12% annually or 2% monthly of initial account balances (see automatic withdrawal plan in the SAI).

                     Redemptions of shares in connection with mandatory post-retirement distributions from retirement plans or IRAs.

                     Redemption proceeds from other funds that are reinvested within 60 days of the redemption (see reinstatement privilege in the SAI).

                     Certain redemptions of shares of the fund in connection with lump-sum or other distributions made by eligible retirement plans.

                     Redemption of shares by participants in certain 'wrap-fee' or asset allocation programs sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor or the manager.


                  Salomon Brothers Aggressive Growth Fund - 16

                  CLASS B CONVERSION. After seven years, Class B shares automatically convert into Class A shares as set forth in the chart below. This helps you because Class A shares generally have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


                        --------------------------------------------------------------------------
                        SHARES ISSUED AT INITIAL  SHARES ISSUED ON          SHARES ISSUED UPON
                        PURCHASE                  REINVESTMENT OF           EXCHANGE FROM ANOTHER
                                                  DISTRIBUTIONS AND         FUND
                                                  DIVIDENDS
                        Seven years after the     In same proportion that   On the date the shares
                        date of purchase (for     the number of Class B     originally acquired
                        purposes of calculating   shares converting is to   would have converted
                        the date of conversion    total Class B shares you  into Class A shares
                        all purchases are deemed  own
                        made on the last
                        business day of the
                        month)

                  MONEY MARKET FUNDS. The periods of time that your shares are held in the Cash Management Fund or New York Municipal Money Market Fund are excluded for purposes of determining the holding period for conversion and calculation of the deferred sales charge.

                  PURCHASES PRIOR TO SEPTEMBER 14, 1998. Class B shares of the fund acquired as a result of an exchange of shares purchased prior to September 14, 1998 will be subject to the deferred sales charge schedules and conversion features in effect at the time the original shares were purchased.
--------------------------------------------------------------------------------
 CLASS C SHARES

 You buy Class C shares at net asset value without paying an initial sales charge. If you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1%. Broker/dealers selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. In addition, Broker/dealers receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them, with such fee starting in the thirteenth month after purchase. See the description under 'Class B deferred sales charge' as to how the deferred sales charge is calculated.

 PURCHASES PRIOR TO SEPTEMBER 14, 1998. Class C shares of the fund acquired as a result of an exchange of shares purchased prior to September 14, 1998 will also be subject to the deferred sales charge schedules in effect at the time the original shares were purchased.
--------------------------------------------------------------------------------
 CLASS O SHARES

 You can buy Class O shares of the fund only if you currently own Class O shares of any other Salomon Brothers fund. There are no initial or deferred sales charges on these shares.
--------------------------------------------------------------------------------
 CLASS Y SHARES

 You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must first meet the $2.5 million initial investment requirement. The initial investment minimum may be waived for certain omnibus and individual positions held by clients in certain Citigroup affiliated investment programs.

                  Salomon Brothers Aggressive Growth Fund - 17

--------------------------------------------------------------------------------
 BUYING SHARES AND EXCHANGING SHARES

 BUYING SHARES      Shares of the fund may be initially purchased through PFPC
 BY MAIL            Inc. ('PFPC' or the 'transfer agent') by completing an
                    Account Application and forwarding it to the transfer agent.
 You may make       Shares may also be purchased from selected dealers in
 subsequent         accordance with procedures established by the dealer.
 purchases by
 mail or, if        Subsequent investments may be made by mailing a check to the
 you elect,         transfer agent, along with the detachable stub from your
 by wire            Statement of Account (or a letter providing the account
                    number) or through a selected dealer. If an investor's purchase check is not collected, the purchase will be cancelled and the transfer agent will charge a $10 fee to the shareholder's account. No redemptions are allowed until the proceeds from the check clear.

                    Write the transfer agent at the following address:
                            [name of fund]
                            c/o PFPC
                            P.O. Box 9764
                            Providence, RI 02940-9764

--------------------------------------------------------------------------------
 BUYING SHARES    Subsequent investments may also be made by wiring funds to the
 BY WIRE          transfer agent. Prior notification by telephone is not
                  required. You should instruct the wiring bank to transmit the specified amount in federal funds to:
                                  PNC Bank
                                  Pittsburgh, PA
                                  ABA No. 031000053
                                  Account No. 8606905097
                                  Attn: [name of fund]
                                  Salomon Brothers Mutual Fund Account Name
                                  Salomon Brothers Mutual Fund Account Number
                  To ensure prompt credit to their accounts, investors or their dealers should call (800) 446-1013 with a reference number for the wire. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.


 ---------------------------------------------------------------------------------------------------------
 THE FUND                                      PURCHASE IS EFFECTIVE
                                    If order and federal funds or       On that day
                                    check is received by the fund or
                                    its agent before 4:00 p.m.,
                                    Eastern time:

 Payment wired in federal funds or
 check received                     If order and federal funds or       On the business day following
                                    check is received by the fund or    receipt
                                    its agent after 4:00 p.m., Eastern
                                    time:

                  Salomon Brothers Aggressive Growth Fund - 18

 AUTOMATIC        You may authorize the transfer agent to automatically transfer
 INVESTMENT       funds on a periodic basis (monthly, alternate months,
 PLAN             quarterly) from a regular bank account or other financial
                  institution to buy shares of the fund. On or about the 10th of the month (or another date of your choosing) the fund will debit the bank account in the specified amount (minimum of $25 per draft) and the proceeds will be invested at the applicable offering price determined on the date of the debit. In order to set up a plan, your bank must be a member of the Automated
                  Clearing House.

                    Amounts transferred must be at least $25 per transfer.

                    If you do not have sufficient funds in your bank account on a transfer date, the transfer agent may charge you a fee.

                  For more information, contact your Financial Consultant or consult the SAI.
--------------------------------------------------------------------------------
EXCHANGE          You may exchange shares of any fund for shares of the same
PRIVILEGE         class of another Salomon Brothers fund or Salomon Brothers shares of an SB fund. Class C shares of the fund are also exchangeable into Class 2 shares of another Salomon Brothers fund or Salomon Brothers Class 2 shares of an SB fund.

                    The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                    Generally, your Class A shares will not be subject to an initial sales charge at the time of the exchange. A sales charge, if applicable, will be imposed upon Class A shares of a fund issued upon exchange for Class A shares of Cash Management Fund or New York Municipal Money Market Fund unless you acquired the shares of Cash Management Fund or New York Municipal Money Market Fund through an exchange of shares with respect to which you had previously paid a sales charge.

                    If you exchange Class B shares of the fund, those shares will not be subject to a contingent deferred sales charge at the time of the exchange but those shares will be subject to any applicable contingent deferred sales charge upon ultimate redemption. Your deferred sales charge (if any) will continue to be measured from the date of original purchase. In the case of Class B shares of Cash Management Fund or New York Municipal Money Market Fund that are not subject to a deferred sales charge at the time of exchange, these shares will be subject to the contingent deferred sales charge of the acquired fund. Any deferred sales charge and conversion period excludes the time the shares were held in the Cash Management Fund or the New York Municipal Money Market Fund.

                    Generally, if you exchange Class C shares of the fund, those shares will not be subject to an initial or deferred sales charge at the time of exchange but those shares will be subject to any applicable contingent deferred sales charge upon ultimate redemption. Your deferred sales charge (if any) will continue to be measured from the date of original purchase. In the case of Class C shares of Cash Management Fund or New York Municipal Money Market Fund with respect to which a sales charge has not been applicable, those shares will be subject to the contingent deferred sales charge of the acquired fund. Any deferred sales charges exclude the time the shares were held in the Cash Management Fund and the New York Municipal Money Market Fund.

                    You may exchange shares by telephone unless you have elected not to participate in telephone exchanges on your Account Application. Telephone exchanges are subject to the same limitations as telephone redemptions.

                  Salomon Brothers Aggressive Growth Fund - 19

 SYSTEMATIC       You may request that shares of any class of the fund be
 EXCHANGE         exchanged monthly for shares of the same class of any other
                  Salomon Brothers fund. A predetermined dollar amount of at least $25 per exchange will then occur on or about the 15th of each month in accordance with the instruction provided in your Account Application or in the Systematic Investing
                  Application.

--------------------------------------------------------------------------------
 REDEEMING SHARES

 You may redeem some or all of your shares by sending your    REDEMPTIONS BY MAIL
 redemption request in proper form to:

              PFPC Inc.
              c/o Salomon Brothers Investment Series
              P.O. Box 9764
              Providence, RI 02940-9764.

 The written request for redemption must be in good order.    Generally, a properly
 This means that you have provided the following information  completed Redemption
 in order to be processed:                                    Form with any required
    Name of the fund                                          signature guarantee is
    Account number                                            all that is required
    Dollar amount or number of shares to redeem               for a redemption. In
    Signature of each owner exactly as account is registered  some cases, however, other documents may be
To be in good order, your request must include a signature    necessary.
 guarantee if:
    The proceeds of the redemption exceed $50,000
    The proceeds are not paid to the record owner(s) at the
    record address
    The shareholder(s) has had an address change in the past
    45 days
    The shareholder(s) is a corporation, sole proprietor,
    partnership, trust or fiduciary

 You can obtain a signature guarantee from most banks,
 dealers, brokers, credit unions and federal savings and
 loans, but not from a notary public.
-------------------------------------------------------------------------------------
 You may redeem shares by fax only if a signature guarantee   REDEMPTIONS BY FAX
 or other documentary evidence is not required. Redemption
 requests should be properly signed by all owners of the
 account and faxed to the transfer agent at (508) 871-9503.
 If fax redemptions are not available for any reason, you
 may use the fund's redemption by mail procedure described
 above.
-------------------------------------------------------------------------------------
 In all cases, your redemption price is the net asset value   REDEMPTION PAYMENTS
 next determined after your request is received in good       Any request that your
 order. Redemption proceeds normally will be sent within      redemption proceeds be
 seven days. However, if you recently purchased your shares   sent to a destination
 by check, your redemption proceeds will not be sent to you   other than your bank
 until your original check clears which may take up to 15     account or address of
 days. Your redemption proceeds can be sent by check to your  record must be in
 address of record or by wire transfer to a bank account      writing and must
 designated on your application.                              include signature
                                                              guarantees

                  Salomon Brothers Aggressive Growth Fund - 20

 You may transmit your redemption request to selected         REDEMPTIONS THROUGH
 dealers with which the distributor has entered into sales    SELECTED DEALERS
 agreements for the purchase of shares of the fund.
 Redemption orders received by these dealers before the New
 York Stock Exchange closes and which are transmitted to the transfer agent prior to the close of its business day are
 effective that day. It is the responsibility of the dealer
 to transmit orders on a timely basis to the transfer agent.
 The dealer may charge you a fee for executing your order.

 You may redeem shares by wire in amounts of $500 or more if REDEMPTIONS BY WIRE redemption by wire has been elected on your Account
 Application. To elect this service after opening your account, call the transfer agent at (800) 446-1013 for more information. To redeem by wire, you may either:

    Telephone the redemption request to the transfer agent at (800) 446-1013

    Mail the request to the transfer agent at the address listed above

 Proceeds of wire redemptions of $500 or more will be wired
 to the bank which is indicated on your Account Application.
 If you wish to wire redemptions to a different account, we
 must receive written instructions from you with a signature guarantee. Checks for redemption proceeds of less than $500 will be mailed to your address of record. You should note
 that your bank may charge you a fee in connection with
 money by wire.
-------------------------------------------------------------------------------------
 You may redeem shares by telephone unless you have elected   REDEMPTIONS BY
 not to participate in telephone redemptions on your Account  TELEPHONE
 Application, and the proceeds must be mailed to your
 address of record. In addition, you must be able to provide proper identification information. You may not redeem by
 telephone if your address has changed within the past 45
 days or if your shares are in certificate form. Telephone
 redemption requests may be made by calling the transfer
 agent at (800) 446-1013 between 9:00 a.m. and 4:00 p.m.,
 Eastern time on any day the New York Stock Exchange is
 open. If telephone redemptions are not available for any
 reason, you may use the fund's regular redemption procedure described above.
-------------------------------------------------------------------------------------
 You can arrange for the automatic redemption of a portion    AUTOMATIC CASH
 of your shares on a monthly or quarterly basis. To qualify,  WITHDRAWAL PLAN you must own shares of the fund with a value of at least
 $10,000 for monthly withdrawals and $5,000 for quarterly
 withdrawals and each automatic redemption must be at least
 $25 if made monthly.

--------------------------------------------------------------------------------
 OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS


 Small account balances  If at any time the aggregate net asset value of the fund shares in your account is less than $500 ($250 in the case of an IRA or self-employed retirement plan), the fund
                         reserves the right to ask you to bring your account up to
                         the applicable minimum investment amount as determined by
                         your financial intermediary. In such case you shall be
                         notified in writing and will have 60 days to make an
                         additional investment to bring your account value up to the required level. If you choose not to do so within this 60
                         day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum
                         required amount, you will not be eligible to have your
                         account subsequently reinstated without imposition of any
                         sales charges that may apply to your new purchase.

                         A fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.


                  Salomon Brothers Aggressive Growth Fund - 21

 Shareholder             Share certificates will not be issued.
 certificates
-------------------------------------------------------------------------------------
 Frequent purchases and  Frequent purchases and redemptions of mutual fund shares may
 sales of fund shares    interfere with the efficient management of the fund's
                         portfolio by its portfolio manager, increase portfolio
                         transaction costs, and have a negative effect on the fund's long term shareholders. For example, in order to handle
                         large flows of cash into and out of the fund, the portfolio manager may need to allocate more assets to cash or other
                         short-term investments or sell securities, rather than
                         maintaining full investment in securities selected to
                         achieve the fund's investment objective. Frequent trading
                         may cause the fund to sell securities at less favorable
                         prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund's performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund's share
                         price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the
                         fund's portfolio securities. Funds investing in foreign
                         securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

                         Because of the potential harm to the fund and its long-term shareholders, the Board of Trustees of the fund has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these
                         policies and procedures, the fund may limit additional
                         exchanges or purchases of fund shares by shareholders who
                         are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and
                         procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar
                         activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted specific restrictions on purchases and sales of fund shares, but the fund reserves the right to reject any exchange or
                         purchase of fund shares with our without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future
                         purchases and exchanges of fund shares by that account.
                         Where surveillance of a particular account indicates
                         activity that the manager believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

                         The policies apply to any account, whether an individual
                         account or accounts with financial intermediaries such as
                         investment advisers, broker dealers or retirement plan
                         administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The fund's ability to monitor trading in
                         omnibus accounts may, however, be severely limited due to
                         the lack of access to an individual investor's trading
                         activity when orders are placed through these types of
                         accounts. There may also be operational and technological
                         limitations on the ability of the fund's service providers to identify or terminate frequent trading activity within
                         the various types of omnibus accounts.

                         The fund's policies also require personnel such as portfolio managers and investment staff to report any abnormal or
                         otherwise suspicious investment activity, and prohibits
                         short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates,
                         other than money market funds. Additionally, the fund has
                         adopted policies and procedures to prevent the selective
                         release of information about the fund's


                  Salomon Brothers Aggressive Growth Fund - 22

                         portfolio holdings, as such information may be used for market timing and similar abusive practices.

                         The fund's policies provide for ongoing assessment of the
                         effectiveness of current policies and surveillance tools,
                         and the fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future.
                         Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other
                         techniques that may be adopted in the future, may not be
                         effective, particularly where the trading takes place
                         through certain types of omnibus accounts. As noted above, if the fund is unable to detect and deter trading abuses,
                         the fund's performance, and its long-term shareholders, may be harmed. In addition, because the fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and
                         portfolio management inefficiencies that result from
                         frequent trading of fund shares, even when the trading is
                         not for abusive purposes. The fund will provide advance
                         notice to shareholders and prospective investors of any
                         specific restrictions on the trading of fund shares that the
                         Board may adopt in the future.

-------------------------------------------------------------------------------------
 Share price             You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next
                         determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for
                         each class of shares of the fund. The fund calculates its
                         net asset value every day the New York Stock Exchange is
                         open. The fund calculates its net asset value when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).


                         The Board of Trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the
                         direction of the Board of Trustees. The Board of Trustees
                         has delegated certain valuation functions for the fund to
                         the manager.

                         The fund generally values its securities based on market
                         prices determined at the close of regular trading on the
                         NYSE. The fund's currency valuations, if any, are done as
                         of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are
                         traded on an exchange, the market price is usually the
                         closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of
                         pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an
                         independent third party pricing service approved by the


                  Salomon Brothers Aggressive Growth Fund - 23

                         fund's board, which may use a matrix, formula or other
                         objective method that takes into consideration market
                         indices, yield curves and other specific adjustments.
                         Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's
                         fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be
                         unreliable, the market price may be determined using
                         quotations received from one or more brokers/dealers that
                         make a market in the security. When such prices or
                         quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at
                         which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the
                         value of foreign securities may be materially affected by
                         events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third
                         party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.



                         Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily
                         available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair
                         value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value
                         assigned to a security if it were to sell the security at
                         approximately the time at which the fund determines its net asset value.



                         International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem
                         shares.

                         In order to buy, redeem or exchange shares of the fund at
                         that day's price, your order must be placed with the fund or its agent before the New York Stock Exchange closes. If the
                         New York Stock Exchange closes early, you must place your
                         order prior to the actual closing time. Otherwise, you will receive the next business day's price.

                         Members of the fund's selling group must transmit all orders to buy, exchange or redeem shares to the fund's transfer
                         agent before the agent's close of business.
-------------------------------------------------------------------------------------
                         The fund has the right to:

                           Suspend the offering of shares.

                           Change or terminate shareholder programs.

                           Waive or change minimum and additional investment amounts.

                           Reject any purchase or exchange order.

                           Change, revoke or suspend the exchange privilege.

                           Suspend telephone transactions.

                           Suspend or postpone redemptions of shares on any day when
                           trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange
                           Commission.
-------------------------------------------------------------------------------------
 Redemptions in kind     The fund may make payment for fund shares wholly or in part by distributing portfolio securities to the shareholders.
                         The redeeming shareholder must pay transaction costs to sell these securities.


                  Salomon Brothers Aggressive Growth Fund - 24

--------------------------------------------------------------------------------
 DIVIDENDS, DISTRIBUTIONS AND TAXES

 The fund normally pays dividends and distributes capital gains, if any, as follows:

                                      INCOME DIVIDEND       CAPITAL GAIN        DISTRIBUTIONS
 DIVIDENDS DECLARED                    DISTRIBUTIONS       DISTRIBUTIONS         MOSTLY FROM

 Annually                                Annually             Annually              Gain

The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gains distributions and dividends are reinvested in additional fund shares of the same class that you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

 DIVIDENDS  AND
 DISTRIBUTIONS

 Annual distributions of income and capital gains normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.
 -------------------------------------------------------------------------------
 In general, you will have to pay federal income taxes, as well as any state and local taxes, when you redeem shares, exchange shares or receive a distribution (whether paid in cash or reinvested in additional shares). Any tax liability that you owe as the result of any of these taxable events is your responsibility. The federal income tax treatment of redemptions, exchanges and distributions is summarized in the following table:

---------------------------------------------------------------------------------------
  TRANSACTION                                  FEDERAL TAX STATUS

  Redemption or exchange                       Usually capital gain or loss; long-term
                                               only if shares owned more than one year
---------------------------------------------------------------------------------------

  Distributions of net capital gain (excess    Long-term capital gain
  of net long-term gain over net short-term
  capital loss)

  Distributions of qualified dividend income   Qualified dividend income
----------------------------------------------------------------------------------------

  Ordinary dividends (including distributions Ordinary income of net short-term capital gain)

 TAXES

 The following discussion is very general. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Distributions of net capital gain (i.e. the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gain regardless of how long you have owned your shares. Distributions of qualified dividend income received by a non-corporate shareholder may qualify for a reduced tax rate, provided that the shareholder satisfies certain holding period requirements. Qualified dividend income generally is income derived from dividends from a U.S. corporation; dividends from certain foreign corporations will also qualify. You may want to avoid buying shares when the fund is about to declare a capital gain distribution, because it will be taxable to you even though it may effectively be a return of a portion of your investment.

                  Salomon Brothers Aggressive Growth Fund - 25

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you are neither a citizen nor a resident of the United States, the fund will withhold federal income tax at the rate of 30% (or lower treaty rate) on taxable dividends and other payments that are subject to such withholding. In addition, if you do not provide the fund with certain certifications (including, if you are a U.S. citizen or resident, your taxpayer identification number), you may be subject to backup withholding on your distributions, dividends (other than exempt-interest dividends), and redemption proceeds. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on foreign shareholders.

                  Salomon Brothers Aggressive Growth Fund - 26

ADDITIONAL INFORMATION ABOUT THE FUND
SHAREHOLDER REPORTS


Annual and Semi-annual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal period. The fund sends only one report to a household if more than one account has the same address. Contact the transfer agent if you do not want this policy to apply to you. Because the fund had no shares outstanding as of December 31, 2004, it has not, as of the date of this Prospectus, issued any shareholder reports.


STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information provides more detailed information about the fund. It is (incorporated by reference into (is legally a part of) this combined prospectus.

HOW TO OBTAIN ADDITIONAL INFORMATION


You can make inquiries about the fund or obtain shareholder reports or the Statement of Additional Information (without charge) by contacting the transfer agent at 1-800-446-1013, writing the fund at 125 Broad Street, New York, NY 10004, visiting the Fund's website at http://www.sbam.com or calling your Financial Consultant.


You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by electronic request at the following e-mail address: (publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, (D.C. 20549-0102. Information about the Public Reference Room may be obtained by calling the (Commission at 1-202-942-8090. You can also obtain the same reports and information free from the EDGAR Database on the Commission's web site at http://www.sec.gov.

If someone makes a statement about the fund that is not in this prospectus, you should not reply upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell it's shares.

(Investment Company Act file no. 811-4006)

125 Broad Street                                         ----------------
New York, New York 10004                                      SALOMON
                                                         ----------------
                                                              BROTHERS
SAM2095 3/04 126562                                      ----------------
FD02922                                                  Asset Management
www.sbam.com

                                 April 29, 2005


                       STATEMENT OF ADDITIONAL INFORMATION

                     SALOMON BROTHERS AGGRESSIVE GROWTH FUND

                                125 BROAD STREET
                            NEW YORK, NEW YORK 10004
                                  (800) SALOMON
                                 (800) 725-6666

Salomon Brothers Aggressive Growth Fund (the "Fund") is an open-end management investment company and is organized as a series of CitiFunds Trust I, a Massachusetts business trust.


This Statement of Additional Information (the "SAI") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's current Prospectus, dated April 29, 2005, as supplemented from time to time (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders (the "Reports"). The Prospectus and copies of the Reports may be obtained without charge by writing the Fund at the address, or by calling the toll-free telephone numbers, listed above. Since the Fund had no shares outstanding as of December 31, 2004, it has not issued such Reports as of the date of this SAI.


                                TABLE OF CONTENTS


The Fund..................................................................
Additional Information on Fund Investments and Investment Policies........
Additional Investment Activities and Risk Factors.........................
Investment Restrictions and Limitations...................................
Management................................................................
Investment Manager........................................................
Portfolio Transactions....................................................
Disclosure of Portfolio Holdings..........................................
Portfolio Manager.........................................................
Net Asset Value...........................................................
Additional Purchase Information...........................................
Additional Redemption Information.........................................
Additional Information Concerning Taxes...................................
Performance Information and Data..........................................
Shareholder Services......................................................
Account Services..........................................................
Description of Shares, Voting Rights and Liabilities......................
Custodian and Transfer Agent..............................................
Independent Auditors......................................................
Counsel...................................................................
Financial Statements......................................................

Appendix A   Descriptions of Ratings......................................   A-1
Appendix B   Proxy Voting Policies & Procedures...........................   B-1

                                    THE FUND

The Fund is a series of CitiFunds Trust I (the "Trust"), an open-end investment company that was organized under the laws of the Commonwealth of Massachusetts on August 13, 1984. Prior to March 2, 1998, the Trust was called Landmark Funds I.

The Fund is a diversified fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a diversified management investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. The Fund is permitted to seek its investment objective by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

                   ADDITIONAL INFORMATION ON FUND INVESTMENTS
                             AND INVESTMENT POLICIES

The Prospectus describes the Fund's investment objective and key investment policies. The discussion below provides additional information about the Fund's investment policies and the types of securities and other instruments in which the Fund may invest. Reference herein to the Investment Manager means Salomon Brothers Asset Management Inc ("SBAM"). Reference herein to the Fund's "Board" means that Fund's Board of Trustees.

Except as otherwise noted, the policies described below are non-fundamental, which means that they may be changed without shareholder approval. Compliance with any policy or limitation for the Fund, other than limitations on borrowing, that is expressed as a percentage of assets is determined at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value of the Fund's assets for any other reason.

The investment objective of the Fund is capital appreciation. Although the Fund may receive current income from dividends, interest and other sources, income is only an incidental consideration of the Fund. The Fund attempts to achieve its investment objective by investing primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. Although the manager anticipates that the assets of the Fund ordinarily will be invested primarily in common stocks of U.S. companies, the Fund may invest in convertible securities, preferred stocks, securities of foreign issuers, warrants and restricted securities. In addition, when the manager believes that market conditions warrant, the Fund may invest for temporary defensive purposes in any type of money market instruments and short-term debt securities or cash.

                ADDITIONAL INVESTMENT ACTIVITIES AND RISK FACTORS

Certain Risk Considerations

Securities of the kinds of companies in which the Fund invests may be subject to significant price fluctuation and above-average risk. In addition, companies achieving an earnings growth rate higher than that of S&P 500 companies tend to reinvest their earnings rather than distribute them. As a result, the Fund is not likely to receive significant dividend income on their portfolio securities. Accordingly, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

A significant portion of the Fund's assets may be invested in the securities of small- to medium-sized companies. Investments in securities of small- and medium-sized companies involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. Securities of these companies may also involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger, more established companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

Common Stock

The Fund invests primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Common stocks do not represent an obligation of the issuer, and do not offer the degree of protection of debt securities. The issuance of debt securities or preferred stock by an issuer will create prior claims which could adversely affect the rights of holders of common stock with respect to the assets of the issuer upon liquidation or bankruptcy.

Preferred Stock

The Fund may invest in preferred stocks. Preferred stocks, like common stocks, represent an equity ownership in an issuer, but generally have a priority claim over common stocks, but not over debt, with respect to dividend payments and upon the liquidation or bankruptcy of the issuer. Therefore, preferred stock is subject to the credit risk of the issuer, but because of its subordinate position to debt obligations of the issuer, the deterioration of the credit of an issuer is likely to cause greater decreases in the value of preferred stock than in more senior debt obligations. The market value of preferred stocks with no conversion rights and fixed dividend rates, like fixed income securities, tends to move inversely with interest rates, with the price determined by the dividend rate. However, because most preferred stocks do not have a fixed maturity date (although they may have call features giving the issuer the right to call the securities under certain circumstances or redemption features giving the holder the right to cause the issuer to repurchase the securities under certain circumstances), these securities generally will fluctuate more in value when interest rates change than, for example, debt issued by the same issuer. Some preferred stocks may pay dividends at an adjustable rate, based on an auction, an index or other formula. In the absence of credit deterioration, adjustable rate preferred stocks tend to have less price volatility than fixed rate preferred stocks.

Unlike common stocks, preferred stocks do not typically have voting rights. Some preferred stocks have convertible features. See "Convertible Securities" below.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Foreign Securities

Investors should recognize that investing in the securities of foreign issuers involves special considerations which are not typically associated with investing in the securities of U.S. issuers. Investments in securities of foreign issuers may involve risks arising from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and illiquidity of certain foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions such as wars, terrorism, civil unrest and uprisings, and, as with domestic multinational corporations, from fluctuating interest rates.

There may be less publicly-available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default in any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund's income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy.

There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund's ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from 'securities related activities,' as defined by the rules thereunder. These provisions may also restrict the Fund's investments in certain foreign banks and other financial institutions.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller, emerging capital markets, which may result in the Fund incurring additional costs and delays in transporting such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to forego attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be 'eligible sub-custodians,' as defined in the 1940 Act, for the Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or which may result in the Fund's incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries. For example, some of the currencies of emerging market countries have experienced devaluation relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain of such countries face serious exchange constraints. In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors.

The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in some countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.


Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect the Fund. In addition, if a deterioration occurs in the country's balance of payments, it could impose temporary restrictions on foreign capital remittances. Investing in local markets in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.


With respect to investments in certain emerging market countries, different legal standards may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.

Index-Related Securities

The Fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index ("Equity Equivalents"). Such Equity Equivalents include among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including, to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Fund's assets across a broad range of equity securities.

To the extent the Fund invests in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders of the Fund that invests in Equity Equivalents may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the Fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Fund investing in such instruments.

Warrants

Warrants are securities which permit, but do not obligate, their holder to subscribe for other securities. Warrants are subject to the same market risks as stocks, but may be more volatile in price. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. Because investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, warrants involve leverage and are considered speculative investments. At the time of issuance of a warrant, the cost is generally substantially less than the cost of the underlying security itself, and therefore, the investor is able to gain exposure to the underlying security with a relatively low capital investment. Price movements in the underlying security are generally magnified in the price movements of the warrant, although changes in the market value of the warrant may not necessarily correlate to the prices of the underlying security.. In addition, a warrant ceases to have value if it is not exercised prior to its expiration date.

Derivatives

The Fund may use various investment strategies described below to hedge market risks (such as broad or specific market movements, interest rates and currency exchange rates), to manage the effective maturity or duration of debt instruments held by the Fund, or to seek to increase the Fund's income or gain.

The Fund may purchase and sell interest rate, single stock, currency or stock or bond index futures contracts and enter into currency transactions; purchase and sell (or write) exchange listed and over-the-counter ("OTC") put and call options on securities, currencies, futures contracts, indices and other financial instruments; enter into interest rate transactions, equity swaps and related transactions; and invest in indexed securities and other similar transactions, which may be developed in the future to the extent that the Investment Manager determines that they are consistent with the Fund's investment objective and policies and applicable regulatory requirements (collectively, these transactions are referred to as "Derivatives"). The Fund's interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund's currency transactions may take the form of currency forward contracts, currency futures contracts and options thereof, currency swaps and options on currencies.


The Fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Fund, from registration as a "commodity pool operator" with respect to the Fund under the Commodity Exchange Act, and therefore, are not subject to registration or regulation with respect to the Fund under the Commodity Exchange Act. The use of certain Derivatives in certain circumstances will require that the Fund segregate cash or other liquid assets to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.


Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Investment Manager's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in significantly greater losses than if it had not been used. See "Risk Factors" below. The degree of the Fund's use of Derivatives may be limited by certain provisions of the Code. See "Additional Information Concerning Taxes."

Currency Transactions. The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A currency forward contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." The Fund may enter into currency transactions only with counterparties that the Investment Manager deems to be creditworthy.

The Fund may enter into currency forward contracts when the Investment Manager believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar. In those circumstances, the Fund may enter into a currency forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund's securities denominated in linked currencies.

Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors." If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

Futures Contracts. The Fund may trade futures contracts: (1) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (2) on domestic and, to the extent permitted by the CFTC, foreign exchanges on single stocks and stock indices. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or with respect to certain instruments, the net cash amount). The Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances particularly in the case of single stock futures). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund's securities. In addition, the value of the Fund's long futures and options positions (futures contracts on single stocks, stock or bond indices, interest rates or foreign currencies and call options on such futures contracts) will not exceed the sum of: (a) liquid assets segregated for this purpose; (b) cash proceeds on existing investments due within thirty days; and
(c) accrued profits on the particular futures or options positions. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts."

Interest Rate Futures Contracts. The Fund may enter into interest rate futures contracts in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if the Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of each class of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly when the Investment Manager expects that interest rates may decline, the Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, the Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized. At that time, the Fund could make the intended purchase of the bonds in the cash market and the futures contracts could be liquidated.

At the time of delivery of securities pursuant to an interest rate futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may have a shorter term than the term of the futures contract and, consequently, may not in fact have been issued when the futures contract was entered.

Single Stock Futures. Recent legislation permits the trading on U.S. exchanges of standardized futures contracts on individual equity securities, such as common stocks, exchange traded funds and American Depository Receipts, as well as narrow-based securities indices, generally called security futures contracts or "SFCs" . As with other futures contracts, a SFC involves an agreement to purchase or sell in the future a specific quantity of shares of a security or the component securities of the index. The initial margin requirements (typically 20 percent) are generally higher than with other futures contracts. Trading SFCs involves many of the same risks as trading other futures contracts, including the risks involved with leverage, and loses are potentially unlimited. Under certain market conditions, for example if trading is halted due to unusual trading activity in either the SFC or the underlying security due to recent news events involving the issuer of the security, it may be difficult or impossible for the Fund to liquidate its position or manage risk by entering into an offsetting position. In addition, the prices of SFCs may not correlate as anticipated with the prices of the underlying security. And unlike options on securities in which the Fund may invest, where the Fund has the right, but not the obligation, to buy or sell a security prior to the expiration date, if the Fund has a position in a SFC, the Fund has both the right and the obligation to buy or sell the security at a future date, or otherwise offset its position.

Options. In order to hedge against adverse market shifts or to increase income or gain, the Fund may purchase put and call options or write "covered" put and call options on futures contracts on stock indices, interest rates and currencies. In addition, in order to hedge against adverse market shifts or to increase its income, the Fund may purchase put and call options and write "covered" put and call options on securities, indices, currencies and other financial instruments. The Fund may utilize options on currencies in order to hedge against currency exchange rate risks. A call option is "covered" if, so long as the Fund is obligated as the writer of the option, it will: (i) own the underlying investment subject to the option; (ii) own securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; (iii) own a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written or (iv) deposit with its custodian in a segregated account liquid assets having a value equal to the excess of the value of the security or index that is the subject of the call over the exercise price. A put option is "covered" if, to support its obligation to purchase the underlying investment if a put option that the Fund writes is exercised, the Fund will either (a) deposit with its custodian in a segregated account liquid assets having a value at least equal to the exercise price of the underlying investment or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying investment having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying investment) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account). Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction, as described below.

In all cases except for certain options on interest rate futures contracts, by writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. By writing a put, the Fund will limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the excess of the investment's market value at the time of the option exercise over the Fund's acquisition cost of the investment, less the sum of the premium received for writing the option and the positive difference, if any, between the call price paid to the Fund and the Fund's acquisition cost of the investment.

In all cases except for certain options on interest rate futures contracts, in purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying investment, while in purchasing a call option, the Fund will seek to benefit from an increase in the market price of the underlying investment. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying investment remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying investment must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs.

In the case of certain options on interest rate futures contracts, the Fund may purchase a put option in anticipation of a rise in interest rates, and purchase a call option in anticipation of a fall in interest rates. By writing a covered call option on interest rate futures contracts, the Fund will limit its opportunity to profit from a fall in interest rates. By writing a covered put option on interest rate futures contracts, the Fund will limit its opportunity to profit from a rise in interest rates.

The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. The Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased. A covered option writer unable to effect a closing purchase transaction will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer will be subject to the risk of market decline in the underlying security during such period. Should the Fund choose to exercise an option, the Fund will purchase in the open market the securities, commodities or commodity futures contracts underlying the exercised option.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Derivatives involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. The Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller- the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation

("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that the Fund will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Investment Manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. The Fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that the Investment Manager deems to be creditworthy. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by the Fund and the amount of the Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund's income. Similarly, the sale of put options can also provide gains for the Fund.

The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund will expose the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument that it might otherwise have sold.

The Fund reserves the right to purchase or sell options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the Fund's investment objective and the restrictions set forth herein.

The Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. In selling put options, the Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

(a) Options on Stocks and Stock Indices. The Fund may purchase put and call options and write covered put and call options on stocks and stock indices listed on domestic and foreign securities exchanges in order to hedge against movements in the equity markets or to increase income or gain to the Fund. In addition, the Fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Currently, options traded include the Standard & Poor's 100 Index of Composite Stocks, Standard & Poor's 500 Index of Composite Stocks (the "S&P 500 Index"), the New York Stock Exchange ("NYSE") Composite Index, the American Stock Exchange ("AMEX") Market Value Index, the National Over-the-Counter Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

     If the Investment Manager expects general stock market prices to rise, the Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the Investment Manager expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

(b) Options on Currencies. The Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in "Currency Transactions."

(c) Options on Futures Contracts. The Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Interest Rate and Equity Swaps and Related Transactions. The Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. The Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund's portfolio or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by the Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

The Fund may enter into interest rate and equity swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate or equity swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian in accordance with procedures established by the Board. If the Fund enters into an interest rate or equity swap on other than a net basis, the Fund will maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. The Fund will only enter into interest rate and equity swap, cap, floor or collar transactions with counterparties the Investment Manager deems to be creditworthy. The Investment Manager will monitor the creditworthiness of counterparties to its interest rate and equity swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Investment Manager has determined that, as a result, the swap market is liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells caps, floors and collars it will maintain in a segregated account cash and/or, cash equivalents or other liquid high grade debt securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to the caps, floors or collars. The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The liquidity of swap agreements will be determined by the Investment Manager based on various factors, including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed within the percentage restriction on investments in securities that are not readily marketable.

The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement. See "Use of Segregated and Other Special Accounts" below.

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and equity swaps is limited to the net amount of payments that the Fund is contractually obligated to make, if any. The effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund's ability to terminate the transactions at times when the Investment Manager deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund's ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund's risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Indexed Securities. The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single Derivative, as part of a single or combined strategy when, in the judgment of the Investment Manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Investment Manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's objective.

Risk Factors. Derivatives have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Investment Manager's view as to certain market movements is incorrect, the risk that the use of the Derivatives could result in losses greater than if they had not been used. Use of put and call options could result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause the Fund to hold a security it might otherwise sell.

The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of the Fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses. Although the Fund's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. However, because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

As is the case with futures and options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund's ability to terminate the transactions at times when the Investment Manager deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Because the amount of interest and/or principal payments which the issuer of indexed securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

Losses resulting from the use of Derivatives will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if Derivatives had not been used.

Risks of Derivatives Outside the United States. When conducted outside the United States, Derivatives transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. Derivatives also could be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Use of many Derivatives by the Fund will require, among other things, that the Fund segregate liquid assets with its custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be segregated with the custodian or subcustodian in accordance with procedures established by the Board. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid high grade debt obligations equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade debt obligations equal to the amount of the Fund's obligations.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery. If the Fund enters into OTC option transactions, it will be subject to counterparty risk.


In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin with its futures commission merchant or custodian in addition to segregating liquid assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of liquid assets having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of liquid assets with a value equal to the Fund's net obligation, if any.


Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related Derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Repurchase Agreements

The Fund may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the Fund, as the buyer, at a mutually agreed upon time and price.

The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Investment Manager, are deemed creditworthy. The Investment Manager will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation. In the event of default by the seller under the repurchase agreement, the Fund could experience losses and experience delays in connection with the disposition of the underlying security. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss. Repurchase agreements with maturities of more than seven days will be treated as illiquid securities by the Fund.

Short Sales

The Fund may from time to time sell securities short 'against the box.' If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities at no additional cost to the Fund) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales against the box. If the Fund engages in any short sales against the box, it will incur the risk that the security sold short will appreciate in value after the sale, with the result the Fund will lose the benefit of any such appreciation. The Fund may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. Short sales may be subject to special tax rules, one of the effects of which may be to accelerate income to the Fund.

Loans of Portfolio Securities


The Fund may lend portfolio securities to brokers or dealers or other financial institutions. The procedure for the lending of securities will include the following features and conditions. The borrower of the securities will deposit cash or liquid securities with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will invest the cash collateral in short-term debt securities, money market funds or cash equivalents and earn the interest thereon. A negotiated portion of the income so earned may be paid to the borrower and/or the agent who arranged the loan. If the Fund receives securities as collateral, the Fund will receive a fee from the Borrower. If the value of the collateral drops below the required minimum at any time, the borrower may be called upon to post additional collateral. If the additional collateral is not paid, the loan will be immediately due and the Fund may use the collateral or its own cash to replace the securities by purchase in the open market charging any loss to the borrower. These will be 'demand' loans and may be terminated by the Fund at any time. The Fund will receive any dividends and interest paid on the securities lent and the loans will be structured to assure that the Fund will be able to exercise its voting rights on the securities by terminating the loan. Because the borrower may terminate a loan at any time and return the loaned security to the Fund, the Fund bears the risk that it will be required to return the cash collateral underlying the loan at a time when the value of cash, as invested by the Fund, has declined. The risks of lending portfolio securities, as with other extensions of secured credit, also consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, or loss in the event that the value of the collateral, at the time of a default by the borrower, is less than the market value of the securities loaned.


Restricted Securities and Securities with Limited Trading Markets

The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. If the Fund were to assume substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices. Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize. Investments in securities which are 'restricted' may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities. The Fund could also be delayed in disposing of such securities which might have an adverse effect upon the price and timing of sales and the liquidity of the Fund. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. As more fully described below, the Fund may also purchase Rule 144A securities.

Rule 144A Securities

The Fund may purchase Rule 144A securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the 1933 Act. Rule 144A provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers.

Rule 144A securities may be considered liquid securities if so determined by the Fund's Board of Trustees. The Board may delegate the day-to-day function of determining liquidity to the Fund's investment adviser, provided that the Board retains sufficient oversight. The Board of the Fund has adopted policies and procedures for the purpose of determining whether securities that are eligible for resales under Rule 144A are liquid or illiquid. Pursuant to those policies and procedures, the Board has delegated to the Investment Manager the determination as to whether a particular security is liquid or illiquid requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Fund's Board periodically reviews Fund purchases and sales of Rule 144A securities.

To the extent that liquid Rule 144A securities that the Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund's assets invested in illiquid assets would increase. The Investment Manager, under the supervision of the Fund's Board, will monitor Fund investments in Rule 144A securities and will consider appropriate measures to enable the Fund to meet any investment limitations and to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Firm Commitments and When-Issued Securities

The Fund may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Borrowing

The Fund may borrow in certain limited circumstances. See 'Investment Restrictions and Limitations.' Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the Investment Manager's strategy and the ability of the Fund to comply with certain provisions of the Code in order to provide 'pass-though' tax treatment to shareholders. Interest on any borrowings will be the Fund expense and will reduce the value of the Fund's shares.

Other Investment Companies

As indicated under "Investment Restrictions and Limitations" below, the Fund may from time to time invest in securities of other investment companies, subject to the limits of the applicable statutory and regulatory limitations.

The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses. Investment in closed-end investment companies also may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such vehicles or funds unless the Investment Manager determines that the potential benefits of such investment justify the payment of any applicable premiums.

Money Market Instruments

The Fund may invest for defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include: U.S. government securities, certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions high grade commercial paper and repurchase agreements with respect to the foregoing types of instruments.

Portfolio Turnover

Purchases and sales of portfolio securities may be made as considered advisable by the Investment Manager in the best interests of the shareholders. The Fund intends to limit portfolio trading to the extent practicable and consistent with its investment objectives. The Fund's portfolio turnover rate may vary from year to year, as well as within a year. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund. See "Portfolio Transactions."

                     INVESTMENT RESTRICTIONS AND LIMITATIONS

The Fund has adopted the following policies which may not be changed with respect to the Fund without approval by holders of a majority of the outstanding voting securities of the Fund, which as used in this SAI means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

Investment Restrictions

The Fund may not:

     (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

     (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

     (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

     (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

     (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

     (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

                                   MANAGEMENT

The Fund is supervised by the Board of Trustees of the Trust, over two-thirds of whom are not affiliated with the manager. The Board of the Fund approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Investment Manager, administrator, custodian and transfer agent. The Fund's day-to-day operations are delegated to the Investment Manager and administrator. References in this SAI to the Fund's Board means the Fund's Board of Trustees.

Trustees and Executive Officers

The Trustees and executive officers of the Fund, their ages, their principal occupations during at least the past five years (their titles may have varied during that period), the number of investment companies in the Fund complex that each Trustee oversees, and the other board memberships held by each Trustee is set forth below. The address of each Trustee and officer, unless otherwise indicated, is c/o R. Jay Gerken, 399 Park Avenue, New York, New York 10022.

An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust as defined in the 1940 Act. Each Trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Citigroup Inc. ("Citigroup") or its affiliates described in the table below.


                                                                                           Number of
                                                                                         Portfolios in
                                             Length                                           Fund            Other Board
                              Position(s)      of                                           Complex       Memberships Held by
                               Held with      Time         Principal Occupation(s)        Overseen by       Trustee During
Name and Age                     Fund        Served         During Past Five Years          Trustee         Past Five Years
--------------------------  ---------------  ------  ----------------------------------  -------------  ----------------------
Interested Trustee:
R. Jay Gerken*              Chairman,        Since   Managing Director of Citigroup           222                None
Born: April 5, 1951         President and    2002    Global Markets Inc. ("CGM");
                            Chief                    Chairman, President and Chief
                            Executive                Executive Officer of Smith Barney
                            Officer                  Fund Management LLC ("SBFM"),
                                                     Travelers Investment Adviser, Inc.
                                                     ("TIA") and Citi Fund Management
                                                     Inc. ("CFM"); President and Chief
                                                     Executive Officer of certain
                                                     mutual funds associated with
                                                     Citigroup Inc. ("Citigroup");
                                                     formerly, Portfolio Manager of
                                                     Smith Barney Allocation Series
                                                     Inc. (from 1996-2001) and Smith
                                                     Barney Growth and Income Fund
                                                     (from 1996-2001).

                                                                                           Number of
                                                                                         Portfolios in
                                             Length                                           Fund            Other Board
                              Position(s)      of                                           Complex       Memberships Held by
                               Held with      Time         Principal Occupation(s)        Overseen by       Trustee During
Name and Age                     Fund        Served         During Past Five Years          Trustee         Past Five Years
--------------------------  ---------------  ------  ----------------------------------  -------------  ----------------------
Disinterested Trustees:

Elliott J. Berv             Trustee          Since   Executive Vice President and Chief        37       Board Member,
Born: April 30, 1943                          2000   Operations Officer, DigiGym                        American Identity
                                                     Systems (on-line personal training                 Corp. (doing
                                                     systems) (since 2001); Consultant,                 business as
                                                     Catalyst (consulting) (since                       Morpheus
                                                     1984); Director, Alzheimer's                       Technologies)
                                                     Association (New England Chapter)                  (biometric information
                                                     (since 1998); Director,                            management) (since
                                                     Alzheimer's Association (New                       2001; consultant
                                                     England Chapter) (since 1998);                     since 1999);
                                                     Board Member, Savannah Music                       Director, Lapoint
                                                     Festival.                                          Industries
                                                                                                        (industrial filter
                                                                                                        company) (since
                                                                                                        2002).

Donald M. Carlton           Trustee          Since   Consultant, URS Corporation               32       Director,
Born: July 20, 1937                           2000   (engineering) (since 1999); former                 Temple-Inland (forest
                                                     Chief Executive Officer, Radian                    products) (since
                                                     International L.L.C. (engineering)                 2003); Director,
                                                     (from 1996 to 1998); Member of the                 American Electric
                                                     Management Committee, Signature                    Power Co. (electric
                                                     Science (research and development)                 utility) (since
                                                     (since 2000); Director,                            1999); Consultant,
                                                     Crystatech, Inc. (pollution                        URS Corporation
                                                     control technology) (since 2001).                  (engineering) (since
                                                                                                        1999); Director,
                                                                                                        National Instruments
                                                                                                        Corp. (technology)
                                                                                                        (since 1994); former
                                                                                                        Director, Valero
                                                                                                        Energy (petroleum
                                                                                                        refining) (1999 -
                                                                                                        2003).

A. Benton Cocanougher       Trustee          Since   Dean Emeritus and Wiley Professor         32       Former Director,
Born: July 6, 1938                            2000   of Business, former Interim                        Randall Foods, Inc.
                                                     Chancellor, Texas A&M University                   (from 1990-1999);
                                                     (2003 - 2004); former Special                      former Director,
                                                     Advisor to the President, Texas                    First American Bank,
                                                     A&M University (from 2003 - 2003);                 Texas (from
                                                     former Dean and Professor to                       1994-1999); former
                                                     Marketing, Mays Graduate School of                 Director, Petrolon,
                                                     Business of Texas A&M University                   Inc. (from
                                                     (from 1987 - 2001).                                1991-1994); former
                                                                                                        Director, First City
                                                                                                        Bank, Bryan, Texas
                                                                                                        (from 1988-1992).

                                                                                           Number of
                                                                                         Portfolios in
                                             Length                                           Fund            Other Board
                              Position(s)      of                                           Complex       Memberships Held by
                               Held with      Time         Principal Occupation(s)        Overseen by       Trustee During
Name and Age                     Fund        Served         During Past Five Years          Trustee         Past Five Years
--------------------------  ---------------  ------  ----------------------------------  -------------  ----------------------
Mark T. Finn                Trustee          Since   Chairman, Chief Executive Officer         37       Former President and
Born: May 16, 1943                            2000   and Owner, Vantage Consulting                      Director, Delta
                                                     Group, Inc. (investment advisory                   Financial, Inc.
                                                     and consulting firm) (since 1988;                  (investment
                                                     Consultant prior to 1988);                         advisory firm)
                                                     (Adjunct Professor, College of                     (from 1983-1999).
                                                     William & Mary (since 2002);
                                                     Principal/Member, Balvan Partners
                                                     (investment management)
                                                     (since 2002); former Vice Chairman
                                                     and Chief Operating Officer,
                                                     Lindner Asset Management
                                                     Company, (mutual fund company)
                                                     (from March 1999-2001); former
                                                     General Partner and Shareholder,
                                                     Greenwich Ventures, LLC
                                                     (investment partnership) (from
                                                     1996-2001); former President,
                                                     Secretary, and Owner, Phoenix
                                                     Trading Co. (commodity trading
                                                     advisory firm) (from 1997-2000).

Stephen Randolph Gross      Trustee          Since   Chief Executive Officer, HLB Gross        37       Director, Anderson
Born: October 8, 1974                         2000   Collins, P.C. (accounting firm)                    Calhoun (assisted
                                                     (since 1979); Treasurer, Coventry                  living) (since
                                                     Limited, Inc. (since 1985); former                 1987); former
                                                     Managing Director, Fountainhead                    Director, Yu Save,
                                                     Ventures, L.L.C. (consulting)                      Inc. (internet
                                                     (1998 - 2003); former Treasurer,                   company) (from
                                                     Hank Aaron Enterprises (fast food                  1998-2000); former
                                                     franchise) (1985 - 2001); former                   Director Hotpalm.com,
                                                     Partner, Capital Investment                        Inc. (wireless
                                                     Advisory Partners (consulting)                     applications) (from
                                                     (2000 - 2002); former Secretary,                   1998-2000); former
                                                     Carint N.A. (manufacturing) (1988                  Director, United
                                                     - 2002); former Chief Operating                    Telesis, Inc.
                                                     Officer, General Media                             (telecommunications)
                                                     Communications, Inc. (March 2003 -                 (1997 - 2002); former
                                                     August 2003).                                      Director, ebank.com,
                                                                                                        Inc. (1997 - 2004)

Diana R. Harrington         Trustee          Since   Professor, Babson College (since          37                None
Born: March 25, 1940                          1992   1993); Independent Consultant
                                                     (since 1977)

                                                                                           Number of
                                                                                         Portfolios in
                                             Length                                           Fund            Other Board
                              Position(s)      of                                           Complex       Memberships Held by
                               Held with      Time         Principal Occupation(s)        Overseen by       Trustee During
Name and Age                     Fund        Served         During Past Five Years          Trustee         Past Five Years
--------------------------  ---------------  ------  ----------------------------------  -------------  ----------------------
Susan B. Kerley             Trustee          Since   Consultant, Strategic Management          37       Lead Independent
Born: August 12, 1951                         1992   Advisors, LLC (investment                          Director, Mainstay
                                                     consulting) (since 1990);                          Funds (formerly
                                                                                                        Eclipse Funds)
                                                                                                        (currently supervised
                                                                                                        12 investment
                                                                                                        companies in fund
                                                                                                        complex (since 1990).

Alan G. Merten              Trustee          Since   President, George Mason University        32       Director, Xybernaut
Born: December 27, 1941                       2001   (since 1996)                                       Corporation (since
                                                                                                        2004); Director,
                                                                                                        Brainbench, Inc.
                                                                                                        (since 2004);
                                                                                                        Director, Comshare,
                                                                                                        Inc. (information
                                                                                                        technology) (1985 -
                                                                                                        2003)

R. Richardson Pettit        Trustee          Since   John Duncan Professor of Finance,         32               None
Born: July 6, 1942                            2001   University of Houston (from 1977);
                                                     Independent Consultant

Officers:

Andrew Shoup*               Senior Vice      Since   Director of Citigroup Asset              N/A               N/A
125 Broad Street            President and     2003   Management ("CAM"); Chief
New York, NY 10004          Chief                    Administrative Officer of certain
Born: August 1, 1956        Administrative           mutual funds associated with
                            Officer                  Citigroup Inc.; Head of
                                                     International Funds Administration
                                                     of Citigroup Asset Management
                                                     (from 2001-2003); Director of
                                                     Global Funds Administration of
                                                     Citigroup Asset Management
                                                     (from 2000 - 2001); Head of U.S.
                                                     Citibank Funds Administration of
                                                     CAM (from 1998-2000).

Frances Guggino*            Chief Financial  Since   Vice President, CAM (since 1991);        N/A               N/A
125 Broad Street            Officer and       2003   Chief Financial Officer, Treasurer
New York, NY 10004          Treasurer                and/or Controller of certain funds
Born: September 8, 1957                              associated with Citigroup (since
                                                     1991).

                                                                                           Number of
                                                                                         Portfolios in
                                             Length                                          Fund           Other Board
                              Position(s)      of                                           Complex     Memberships Held by
                               Held with      Time        Principal Occupation(s)         Overseen by      Trustee During
Name and Age                      Fund       Served        During Past Five Years           Trustee       Past Five Years
--------------------------  ---------------  ------  ----------------------------------  -------------  -------------------
Richard Peteka*             Assistant        Since   Director and Head of Internal            N/A               N/A
125 Broad Street            Treasurer         2004   Control for CAM U.S. Mutual Fund
New York, NY 10004                                   Administration from 1989- 2002;
Born:                                                Vice President, Head of Mutual
                                                     Fund Administration and Treasurer
                                                     at Oppenheimer Capital from
                                                     1996-1999; Treasurer and/or
                                                     Assistant Treasurer of certain
                                                     mutual funds associated with
                                                     Citigroup.

Kaprel Ozsolak*             Assistant        Since   Vice President of CGM; Assistant         N/A               N/A
Citigroup Asset Management  Treasurer         2004   Treasurer of certain mutual funds
125 Broad Street                                     associated with Citigroup
New York, NY 10004
Born: October 26, 1965

Susan C. Curry*             Assistant        Since   Director of Tax - US Funds               N/A               N/A
Citigroup Asset Management  Treasurer         2004   Administration of CAM (since
125 Broad Street                                     2004); Assistant Treasurer of
New York, NY 10004                                   certain mutual funds associated
Born: December 30, 1966                              with Citigroup; Partner (from 2001
                                                     -2004) and Senior Manager (from
                                                     1997-2004) with Deloitte &
                                                     Touche LLP

Robert Brault*              Assistant        Since   Director of CGM; Chief Financial         N/A               N/A
Born 1965                   Treasurer         2004   Officer and Treasurer of certain
                                                     mutual funds associated with
                                                     Citigroup; Assistant Treasurer of
                                                     certain mutual funds associated
                                                     with Citigroup; Director of
                                                     Internal Controls for CAM U.S.
                                                     Mutual Fund Administration (from
                                                     2002-2004); Director of Project
                                                     Management & Information Systems
                                                     for CAM U.S. Mutual Fund
                                                     Administration (from 2000-2002);
                                                     Vice President of Mutual Fund
                                                     Administration at Investors
                                                     Capital Services (from 1999-2000).

Rocco DelGuercio*        Assistant           Since   Vice President, CAM (since 2004);        N/A               N/A
Born 1963                Treasurer            2004   Assistant Treasurer of certain
                                                     mutual funds associated with
                                                     Citigroup; Vice President and
                                                     Treasurer of certain mutual funds
                                                     associated with Credit Suisse
                                                     Asset Management (1996-2004).

                                                                                           Number of
                                                                                         Portfolios in
                                             Length                                          Fund           Other Board
                              Position(s)      of                                           Complex     Memberships Held by
                               Held with      Time        Principal Occupation(s)         Overseen by      Trustee During
Name and Age                      Fund       Served        During Past Five Years           Trustee       Past Five Years
--------------------------  ---------------  ------  ----------------------------------  -------------  -------------------
Robert I. Frenkel*          Secretary,       Since   Managing Director and General            N/A               N/A
Citigroup Asset Management  Chief Legal       2000   Counsel, Global Mutual Funds for
300 First Stamford Place    Officer          Since   CAM (since 1994); Secretary of
Stamford, CT 06902                            2003   CFM.; Secretary of Citi Fund
Born: December 12, 1954                              Management Inc.; Secretary of
                                                     certain mutual funds associated
                                                     with Citigroup; Chief Legal
                                                     Officer of certain mutual funds
                                                     associated with Citigroup

Andrew Beagley*             Chief            Since   Director, CGM (since 2000);              N/A               N/A
Born October 9, 1962        Compliance        2002   Director of Compliance, North
                            Officer                  America, CAM (since 2000); Chief
                            and Chief                Anti-Money Laundering Compliance
                            Anti-Money               Officer of mutual funds associated
                            Laundering               with Citigroup; Director of
                            Compliance               Compliance, Europe, the Middle
                            Officer                  East and Africa, CAM (from 1999 to
                                                     2000); Compliance Officer, Salomon
                                                     Brothers Asset Management Limited,
                                                     Smith Barney Global Capital
                                                     Management Inc., Salomon Brothers
                                                     Asset Management Asia Pacific
                                                     Limited (from 1997 to 1999).

Thomas C. Mandia*           Assistant        Since   Managing Director and Deputy             N/A               N/A
Citigroup Asset Management  Secretary         2000   General Counsel of CAM (since
300 First Stamford Place                             1992); Assistant Secretary of
Stamford, CT 06902                                   certain mutual funds associated
Born: February 27, 1962                              with Citigroup.

Rosemary D. Emmens*         Assistant        Since   Vice President and Associate             N/A               N/A
Citigroup Asset Management  Secretary         2000   General Counsel of CAM (since
300 First Stamford Place                             1998); Assistant Secretary of
Stamford, CT 06902                                   certain mutual funds associated
Born: October 29, 1969                               with Citigroup.

Harris Goldblat*            Assistant        Since   Associate General Counsel of CAM         N/A               N/A
Citigroup Asset Management  Secretary         2000   (since 2000); Assistant Secretary
300 First Stamford Place                             of certain mutual funds associated
Stamford, CT 06902                                   with Citigroup; Associate, Stroock
Born: November 4, 1969                               & Stroock & Lavan LLP (from 1997
                                                     -2000).

                                                                                           Number of
                                                                                         Portfolios in
                                             Length                                          Fund           Other Board
                              Position(s)      of                                           Complex     Memberships Held by
                               Held with      Time        Principal Occupation(s)         Overseen by      Trustee During
Name and Age                      Fund       Served        During Past Five Years           Trustee       Past Five Years
--------------------------  ---------------  ------  ----------------------------------  -------------  -------------------
Joseph Volpe*               Controller       Since   Vice President of CAM (since             N/A               N/A
Citigroup Asset Management                    2002   1992); Assistant Treasurer of
300 First Stamford Place                             certain mutual funds associated
Stamford, CT 06902                                   with Citigroup; Assistant
Born: April 16, 1962                                 Controller of certain mutual funds
                                                     associated with Citigroup (from
                                                     2002 - 2004)

Wendy S. Setnicka*          Controller       Since   Vice President of CGM (since 1997);      N/A               N/A
Citigroup Asset Management                    2004   Controller of certain mutual funds
125 Broad Street                                     associated with Citigroup; Assistant
New York, NY 10004                                   Controller of CAM (from 2002 to 2004)
Born 1964

Matthew Plastina*           Assistant        Since   Assistant Vice President of CAM          N/A               N/A
Citigroup Asset Management  Controller        2004   (since 1999); Manager then
125 Broad Street                                      Assistant Controller of certain
New York, NY 10004                                   mutual funds associated with
Born: June 9, 1970                                   Citigroup

Kim Daly*                   Assistant        Since   Assistant Vice President of CAM          N/A               N/A
Citigroup Asset Management  Controller        2004   (since 1996); Manager then
125 Broad Street                                     Assistant Controller of certain
New York, NY 10004                                   mutual funds associated with
Born: November 16, 1966                              Citigroup

Marisel Class*              Assistant        Since   Vice President of CAM (since             N/A               N/A
Citigroup Asset Management  Controller        2004   1999); Manager then Assistant
125 Broad Street                                     Controller of certain mutual funds
New York, NY 10004                                   associated with Citigroup
Born: June 28, 1961

John Gong*                  Assistant        Since   Assistant Controller of certain          N/A               N/A
Born 1962                   Controller        2004   mutual funds associated with
                                                     Citigroup.




The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee reviews the scope of the Fund's audit, accounting and financial reporting policies and practices, and internal controls. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Fund's independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent auditors and all permissible non-audit services provided by the Fund's independent auditors to its Manager and any affiliated service providers if the engagement related directly to the Fund's operations and financial reporting.

During the most recent fiscal year, the Audit Committee met ____ time(s); however, neither the Fund nor the other series of the Trust had any outstanding shares during that period.

The Board of Trustees also has a standing Governance Committee and Performance and Review Committee. All Trustees who are not "interested persons" of the Fund are members of the Governance and Performance and Review Committees. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the board. The Governance Committee [**did not meet**] [**met ___times**] during the fiscal year ended December 31, 2004 [**because the Fund and the two other series of the Trust were not in operation during such period.**] The Governance Committee does not have a procedure to consider nominees recommended by shareholders. The Performance and Review Committee is responsible for, among other things, reviewing Fund performance and benchmarks and overseeing the implementation and renewal of fund's management contract, distribution plans and distribution agreement. The Performance and Review Committee [**did not meet**] [**met ___times**] during the fiscal year ended December 31, 2004.

The following table shows the amount of equity securities owned by the Trustees in other investment companies associated with Citigroup (the "Fund Complex") supervised by the Trustees as of December 31, 2004. Because the Fund is newly organized, it did not have shareholders as of that date.



                            Aggregate Dollar Range of Equity
                              Securities in All Registered
                                       Investment
                                   Companies Overseen
                                  by the Trustee in the
     Name of Trustee                  Fund Complex
-------------------------   --------------------------------
Disinterested Trustees:
Elliott J. Berv..........
Donald M. Carlton........
A. Benton Cocanougher....
Mark T. Finn.............
Stephen Randolph Gross...
Diana R. Harrington......
Susan B. Kerley..........
Alan G. Merten...........
R. Richardson Pettit.....

Interested Trustee:
R. Jay Gerken*...........



None of the disinterested Trustees or their family members had any interest in the Investment Manager, Citigroup Global Markets, or any person directly or indirectly controlling, controlled by, or under common control with the Investment Manager or CGM as of December 31, 2004.

Information regarding compensation paid to the Trustees of the Fund for the fiscal year ended December 31, 2004 is set forth below. Mr. Gerken is not compensated for his service as a Trustee because of his affiliation with the Investment Manager.





Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

                                                 Pension or         Total
                                                 Retirement      Compensation      Number
                                   Aggregate      Benefits         From the          of
                                 Compensation    Accrued as      Fund and Fund      Funds
                                   From the     Part of Fund       Complex         in Fund
        Name of Trustee             Fund(1)       Expenses     Paid to Trustee   Complex(2)
------------------------------   ------------   ------------   ---------------   ----------
Disinterested Trustees:
Elliott J. Berv...............        (1)          None
Donald M. Carlton.............        (1)          None
A. Benton Cocanougher.........        (1)          None
Mark T. Finn..................        (1)          None
Stephen Randolph Gross........        (1)          None
Diana R. Harrington...........        (1)          None
Susan B. Kerley...............        (1)          None
Alan G. Merten................        (1)          None
R. Richardson Pettit..........        (1)          None

Interested Trustee:
R. Jay Gerken*................       $ 0           None


----------


(1) The Fund had no shares outstanding and thus paid no Trustee fees during the fiscal year ended December 31, 2004. For the current fiscal year, the Fund will pay its pro-rata share of the Trustees fees based upon its asset size. Because this asset size is not yet known, the Fund's share of Trustee fees is not currently determinable.

(2) ___ of the funds in the Fund Complex were not operational during the calendar year ended December 31, 2004.



Each Fund in the Citigroup Fund complex pays a pro rata share of Trustee fees based upon asset size. The Fund currently pays each of the Trustees who is not a trustee, director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $48,000 plus $12,000 for each regularly scheduled Board of Trustees meeting attended, $6,000 (or such other amount as may be approved by the Lead Trustee) for each special telephonic or in-person Board meeting attended, and $500 (or such other amount as may be approved by the Lead Trustee) for each ad-hoc telephonic meeting in which that Trustee participates. In addition, the Lead Trustee receives an additional $10,000 per year and the Chair of the Audit Committee and Performance and Review Committees will each receive an additional $7,500 per year. The Fund will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.


The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or, subject to the approval of the disinterested trustees, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

    Average                               Years of Service
Compensation in   --------------------------------------------------------------
   Last Year          5          6          7          8          9      10 Years
   of Service       Years      Years      Years      Years      Years    or More
---------------   --------   --------   --------   --------   --------   --------
$ 50,000          $125,000   $150,000   $175,000   $200,000   $225,000   $250,000
$ 60,000          $150,000   $180,000   $210,000   $240,000   $270,000   $300,000
$ 70,000          $175,000   $210,000   $245,000   $280,000   $315,000   $350,000
$ 80,000          $200,000   $240,000   $280,000   $320,000   $360,000   $400,000
$ 90,000          $225,000   $270,000   $315,000   $360,000   $405,000   $450,000
$100,000          $250,000   $300,000   $350,000   $400,000   $450,000   $500,000


Assuming continuous service as a Trustee of the Fund until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan. During the fiscal year ended December 31, 2004, former Trustees Trust received the following retirement benefits under the
Plan: Mr. Riley C. Gilley and Mr. E. Kirby Warren each received an aggregate of $70,000 in four quarterly installment payments; and Mr. C. Oscar Morong, Jr. and Walter E. Robb, III each received an aggregate of $_________ in ___ installment payments.


The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

The Declaration of Trust of the Trust further provides that (i) the appointment, designation or identification of a Trustee as a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the by-laws of the Trust, a committee charter or a Trust policy statement), (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee's rights to indemnification.

As of the date of this Statement of Additional Information, there are no shareholders of the Fund.

                               INVESTMENT MANAGER

The Fund retains SBAM to act as its investment manager. SBAM serves as the Investment Manager to numerous individuals, institutions and other investment companies. SBAM is an indirect wholly owned subsidiary of Salomon Smith Barney Holdings Inc, which in turn is a wholly owned subsidiary of Citigroup. Citigroup businesses provide a broad range of financial services.

The management agreement ("Management Agreement") between SBAM and the Fund provides that SBAM will manage the operations of the Fund, subject to policies established by the Fund's Board. Pursuant to the Management Agreement, SBAM manages the Fund's investment portfolio, directs purchases and sales of portfolio securities and reports thereon to the Fund's officers and Trustees regularly. SBAM also provides the office space, facilities, equipment and personnel necessary to perform the following services for the
Fund: SEC compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including coordination of functions of the administrator, transfer agent, custodian, accountants, counsel and other parties performing services or operational functions for the Fund; certain administrative and clerical services, including certain accounting services, facilitation of redemption requests, exchange privileges, and account adjustments, development of new shareholder services and maintenance of certain books and records; and certain services to the Fund's shareholders, including assuring that investments and redemptions are completed efficiently, responding to shareholder inquiries and maintaining a flow of information to shareholders.

SBAM is entitled to receive a management fee equaling up to 0.80% of the Fund's average daily net assets. The management fee is calculated daily and payable monthly according to the following schedule:

Net Assets Advisory Fee Rate

Up to $5 billion.......................................................   0.800%
In excess of $5 billion and up to and including $7.5 billion...........   0.775%
In excess of $7.5 billion and up to and including $10 billion..........   0.750%
Over $10 billion.......................................................   0.700%

Investment decisions for the Fund are made independently from those of other funds or accounts managed by SBAM. Such other funds or accounts may also invest in the same securities as the Fund. If those funds or accounts are prepared to invest in, or desire to dispose of, the same security at the same time as the Fund, however, transactions in such securities will be made, insofar as feasible, for the respective funds and accounts in a manner deemed equitable to all. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. In addition, because of different investment objectives, a particular security may be purchased for one or more funds or accounts when one or more funds or accounts are selling the same security.


The Fund had no shares outstanding and thus did not pay management fees during the fiscal year ended December 31, 2004.

The Management Agreement for the Fund has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually (a) by the Fund's Board or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the disinterested Trustees of the Fund's Board with such disinterested Trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares (as defined in the 1940 Act). In the initial approval of the Fund's Management Agreement in 2004, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided by the Manager, compared the fees to be charged by the Manager to those paid by similar funds or clients for comparable services, and analyzed the expenses expected to be incurred by the Manager with respect to the Fund. In particular, the Board noted that the management fees of the Fund were based on the management fees payable by Smith Barney Aggressive Growth Fund, a substantially similar fund that is managed by an affiliate of the manager and that has the same portfolio manager. The Board also considered the expected expense ratio of the Fund in comparison to comparable funds and other factors. In particular, the Board noted that the expected expense ratio of the Fund was slightly higher than the total expense ratio of the Smith Barney Aggressive Growth Fund, but that the higher expense ratio was attributable to the fact that the expected assets under management of the Fund for the foreseeable future would be smaller than the assets under management of the Smith Barney Aggressive Growth Fund. After requesting and reviewing such information as they deemed necessary, the Board concluded that the approval of the Management Agreement was in the best interests of the Fund and its shareholders. The disinterested Trustees were advised by separate independent legal counsel throughout the process.


The Fund or the Investment Manager may terminate the Management Agreement on sixty days' written notice without penalty. The Management Agreement also will terminate automatically in the event of assignment (as defined in the 1940 Act).

Under the terms of the Management Agreement between the Fund and SBAM, neither SBAM nor its affiliates shall be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the wilful misfeasance, bad faith or gross negligence on either the part of SBAM or its affiliate or from reckless disregard by it of its obligations and duties under the Management Agreement.

Expenses

The Fund's expenses include taxes, interest, fees and salaries of the Fund's Trustees and officers who are not Trustees, officers or employees of the Fund's service contractors, commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities as described under 'Portfolio Transactions' below. Fund expenses are allocated to a particular class of Fund shares based on either expenses identifiable to the class or the relative net assets of the class and other classes of Fund shares.

Distributor

The Fund's shares are offered continuously through CGM, the Fund's distributor, located at 388 Greenwich Street, New York, New York 10013. CGM serves as the Fund's distributor pursuant to a written agreement (the 'Distribution Agreement') which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees. CGM is an affiliate of the manager.

The Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by CGM. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

Distribution and Service Fees

Rule 12b-1 promulgated under the 1940 Act (the "Rule") provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of the Fund has adopted a Service Plan with respect to each class of shares (other than Class O and Class Y) of the Fund pursuant to the Rule (each, a "Plan"). The Board of the Fund has determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

Each class (other than Class O and Class Y) of the Fund is authorized, pursuant to the Plan applicable to that class of shares (the "Class A Plan," the "Class B Plan" and the "Class C Plan" as applicable and collectively, the "Plans") adopted pursuant to the Rule, to pay CGM an annual service fee with respect to the Class A, Class B and Class C shares of the Fund at the rate of 0.25% of the value of the average daily net assets of the respective class.

With respect to Class B and Class C shares of the Fund, CGM is also paid an annual distribution fee at the rate of 0.75% of the value of the average daily net assets of the respective class.

The service fees are generally used for servicing shareholder accounts, including payments by CGM to selected securities dealers. The distribution fees are generally paid to CGM to compensate for activities primarily intended to result in the sale of Class B and Class C shares. However, each Plan authorizes the Fund to make payments to the distributor, service agent and others.

The expenses incurred in connection with the distribution and service activities include: costs of printing and distributing the Fund's Prospectus, SAI and sales literature to prospective investors; an allocation of overhead and other distribution-related expenses; payments to and expenses of other persons who provide support services in connection with the distribution of the shares; any other costs and expenses relating to distribution or sales support activities; compensation for CGM's initial expense of paying investment representatives or introducing brokers a commission upon the sale of the Fund's shares; and accruals for interest on the amount of the foregoing expenses that exceed the amount of the distribution fee and the deferred sales charge. Under the Plans, CGM may retain all or a portion of the service and distribution fees. The payments to selected securities dealers may include a commission paid at the time of sale and a continuing fee based upon the value of the average daily net assets of the applicable class of shares that remain invested in the Fund (a 'trail fee') with respect to accounts that dealers continue to service.

With respect to Class B shares, CGM will pay broker-dealers at the time of sale a commission of 4% of the purchase amount and a quarterly trail fee at an annual rate of 0.25% which will begin to accrue immediately after settlement. With respect to Class C shares, CGM will pay broker-dealers at the time of sale a commission of 1.00% of the purchase amount and a quarterly trail fee at an annual rate of 1.00% which will begin to accrue one year after settlement.

Sales personnel of broker/dealers distributing the Fund's shares and any other persons entitled to receive compensation for selling or servicing the Fund's shares may receive different compensation for selling or servicing one class of shares over another. The distribution and shareholder service expenses incurred by CGM and dealers in connection with the sale of shares will be paid, in the case of Class A shares, from the proceeds of front end sales charges and the ongoing service fees; and in the cases of Class B and Class C shares, from the proceeds of applicable deferred sales charges and ongoing distribution and service fees. Investors should understand that the purpose of the front end sales charge and ongoing service fees applicable to Class A shares is the same as that of the deferred sales charge and ongoing distribution and service fees applicable to Class B shares.

CGM may, from time to time, assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives which may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families within or outside the United States. Participation of registered representatives in such informational programs may require the sale of minimum dollar amounts of shares of the Fund. In addition, CGM may also, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentives to dealers who sell a minimum dollar amount of shares of the Fund during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state. Incentive payments will be provided for out of the front end sales CGM's other resources. Other than Plan payments, the Fund does not bear distribution expenses.

The Plans recognize that various service providers to the Fund, such as its manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's distributor or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

A quarterly report of the amounts expended with respect to the Fund under the applicable Plan, and the purposes for which such expenditures were incurred, is presented to the Fund's Board for its review. In addition, each Plan provides that it may not be amended with respect to any class of shares of the Fund to increase materially the costs which may be borne for distribution pursuant to the Plan without the approval of shareholders of that class, and that other material amendments of the Plan must be approved by the Fund's Board and by the Trustees who are neither 'interested persons,' as defined in the 1940 Act, nor have any direct or indirect financial interest in the operation of the Plan or any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan and its related agreements are subject to annual approval by a vote cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may be terminated with respect to the Fund or any class thereof at any time by vote of a majority (as defined in the 1940 Act) of the Trustees who are not 'interested persons' and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement or by vote of a majority of the shares of the Fund or class, as the case may be.


The Fund had no outstanding shares and thus has not paid any distribution or service fees as of December 31, 2004.


Code of Ethics

Rule 17j-1 under the 1940 Act requires all registered investment companies and their investment advisers and principal underwriters to adopt written codes of ethics and institute procedures designed to prevent "access persons" (as defined in Rule 17j-1) from engaging in any fraudulent, deceptive or manipulative trading practices. The Board of the Fund has adopted a code of ethics (the "Fund Code") that incorporates personal trading policies and procedures applicable to access persons of the Fund, which includes officers, directors and other specified persons who may make, participate in or otherwise obtain information concerning the purchase or sale of securities by the Fund. In addition, the Fund Code attaches and incorporates personal trading policies and procedures applicable to access persons of the Investment Manager which policies serve as such adviser's code of ethics (the "Adviser Code"). The Fund and Adviser Codes have been designed to address potential conflicts of interest that can arise in connection with the personal trading activities of investment company and investment advisory personnel.

Pursuant to the Fund and Adviser Codes, access persons are generally permitted to engage in personal securities transactions, provided that a transaction does not involve securities that are being purchased or sold, are being considered for purchase or sale, or are being recommended for purchase or sale by or for the Fund. In addition, the Adviser Code contains specified prohibitions and blackout periods for certain categories of securities and transactions, including a prohibition on short-term trading and purchasing securities during an initial public offering. The Adviser Code, with certain exceptions, also requires that access persons obtain preclearance to engage in personal securities transactions. Finally, the Fund and Adviser Codes require access persons to report all personal securities transactions periodically.

Proxy Voting Guidelines & Procedures

Although individual board members may not agree with particular policies or votes by the manager, the Board has approved delegating proxy voting discretion to the manager believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.


Attached as Appendix B is a summary of the guidelines and procedures that the Fund uses to determine how to vote proxies relating to equity portfolio securities, including the procedures that the Fund uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the manager or any affiliated person of the Fund or the manager, on the other. This summary of the guidelines gives a general indication as to how the manager will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the manager always endeavors to vote proxies relating to portfolio securities in accordance with the Fund's investment objective.

Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities SaBAM would vote the proxy in accordance with the principals set forth in SaBAM's proxy voting policies and procedure, including the procedures that SaBAM uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the SaBAM or any affiliated person of a fund or SaBAM, on the other.

The Fund did not vote proxies relating to portfolio securities during the 12 month period ended June 30, 2004 as the Fund was not operational during that time period.

                             PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of the Fund, the Investment Manager is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions.

Fixed-income, certain short-term securities and certain equities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price, which may include dealer spreads and underwriting commissions. Equity securities may also be purchased or sold through brokers who will be paid a commission.

The general policy of the Fund in selecting brokers and dealers is to obtain the best results taking into account factors such as the general execution and operational facilities of the broker or dealer, the type and size of the transaction involved, the creditworthiness of the broker or dealer, the stability of the broker or dealer, execution and settlement capabilities, time required to negotiate and execute the trade, research services and the Investment Manager's arrangements related thereto (as described below), overall performance, the dealer's risk in positioning the securities involved, and the broker's commissions and dealer's spread or mark-up. While the Investment Manager generally seeks the best price in placing its orders, the Fund may not necessarily be paying the lowest price available. The purchase by the Fund of Participations or Assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the Participation Agreement.

Notwithstanding the above, in compliance with Section 28(e) of the Securities Exchange Act of 1934, the Investment Manager may select brokers who charge a commission in excess of that charged by other brokers, if the Investment Manager determines in good faith that the commission to be charged is reasonable in relation to the brokerage and research services provided to the Investment Manager by such brokers. Research services generally consist of research or statistical reports or oral advice from brokers and dealers regarding particular companies, industries or general economic conditions. The Investment Manager may also have arrangements with brokers pursuant to which such brokers provide research services to the Investment Manager in exchange for a certain volume of brokerage transactions to be executed by such broker. While the payment of higher commissions increases the Fund's costs, the Investment Manager does not believe that the receipt of such brokerage and research services significantly reduces its expenses as the Investment Manager. Arrangements for the receipt of research services from brokers may create conflicts of interest.

Research services furnished to the Investment Manager by brokers who effect securities transactions for the Fund may be used by the Investment Manager in servicing other investment companies and accounts which it manages. Similarly, research services furnished to the Investment Manager by brokers who effect securities transactions for other investment companies and accounts which the Investment Manager manages may be used by the Investment Manager in servicing the Fund. Not all of these research services are used by the Investment Manager in managing any particular account, including the Fund. Because the Fund is newly organized, the Fund did not engage in directed brokerage transactions or pay commissions for research-related services for the fiscal year ended December 31, 2003.

Under the 1940 Act, "affiliated persons" of the Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, the Fund may purchase securities from underwriting syndicates of which the Investment Manager or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 promulgated under the 1940 Act.

The Fund's Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Fund from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. The Fund's Board of Trustees has adopted procedures in accordance with Rule 17e-1 promulgated under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which such affiliates operate. Any such compensation will be paid in accordance with applicable SEC regulations. Because the Fund is newly organized, no brokerage commissions or brokerage commissions to Citigroup Global Markets or any affiliate of the Fund, SBAM or Citigroup Global Markets were paid during the fiscal year ended December 31, 2003.

In certain instances there may be securities that are suitable as an investment for the Fund as well as for one or more of the Investment Manager's other clients. Investment decisions for the Fund and for the Investment Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for the Fund. When purchases or sales of the same security for the Fund and for other portfolios managed by the Investment Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted policies and procedures developed by Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager, with respect to the disclosure of the Fund's portfolio securities and any ongoing arrangements to make available information about the Fund's portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about the Fund's portfolio holdings is in the best interests of the Fund's shareholders, and that any conflicts of interest between the interests of the Fund's shareholders and those of SaBAM or CGM or their affiliates, be addressed in a manner that places the interests of Fund shareholders first. The policy provides that information regarding the Fund's portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate Fund business purposes and in accordance with the policy.

CAM's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale 25 calendar days following quarter-end for the Fund. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by the Fund that has not been fully reflected by the market.

Under the policy, the Fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the Fund's Internet site that is accessible by the public, or through public release by a third party vendor.

The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

     1. The Fund's top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

     2. The Fund's top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

     3. A list of securities (that may include Fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

     4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

     5. The Fund's sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g. analysis of the Fund's out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy's general principles.

     6. The Fund's portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

Under the policy, if information about the Fund's portfolio holdings is released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither the Fund, nor CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about the Fund's portfolio securities will be reviewed at least annually by the Fund's Board.

The approval of the Fund's Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with CAM's legal department, as necessary. Exceptions to the policies are reported to the Fund's Board at its next regularly scheduled meeting.

Currently, the Fund is not operational and does not have any portfolio holdings. However, once the Fund becomes operational it plans to disclose its complete portfolio holdings approximately 25 days after calendar quarter end on its website www.sbam.com.

Set forth below is a list, as of [_____ 2005], of those parties with whom CAM, on behalf of the Fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, Fund rating agencies, consultants and analysts.

                          To be completed by amendment.



Recipient                   Frequency                 Delay before dissemination
--------------------------------------------------------------------------------



Portfolio holdings information for the Fund may also be released from time to time pursuant to ongoing arrangements with the following parties:



Recipient                   Frequency                 Delay before dissemination
--------------------------------------------------------------------------------

                                PORTFOLIO MANAGER

The following tables set forth certain additional information with respect to the portfolio manager of the Fund. Unless noted otherwise, all information is provided as of December 31, 2004.

Other Accounts Managed by Portfolio Manager

The table below identifies, for the portfolio manager, the number of accounts (other than the Fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.



Portfolio Manager   Registered Investment Companies   Other Pooled Investment Vehicles   Other Accounts
-----------------   -------------------------------   --------------------------------   -----------------------
Richard Freeman     [ ] Registered investment         [ ] Other pooled investment        [ ] Other accounts with
                    companies with $[ ] in total      vehicles with $[ ] in assets       $[ ] in total assets
                    assets under management           under management                   under management



Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the Fund's portfolio manager. Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of Fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending in part on the effect that the team's investment performance has on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.

Material Conflicts of Interest

Material conflicts of interest may arise when the Fund's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Portfolio Manager Securities Ownership

The table below identifies ownership of Fund securities by the Portfolio
Manager.



Portfolio Manager   Dollar Range of Ownership of Securities in the Fund
-----------------   ---------------------------------------------------
Richard Freeman


                                 NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets. Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE. With respect to the Fund, such calculation is determined on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.


In calculating net asset value, equity securities listed or traded on national securities exchanges, are valued at the last sale price, or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Portfolio securities listed on the NASDAQ National Market System for which reliable market quotations are readily available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. OTC securities are valued at the mean of the current bid and ask price.


Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Investment Manager is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined using fair value procedures established by and under the supervision of the Board. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Short-term obligations with maturities of 60 days or less are valued at amortized cost. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

All other securities and other assets of the Fund for which market quotations are not readily available will be valued using fair value procedures established by and under the supervision of the Fund's Board. Factors that the Fund may consider in determining whether market quotations are readily available include the existence of a thin market, as well as the occurrence of a significant event that may affect the securities value following the close of a market.

                         ADDITIONAL PURCHASE INFORMATION


The Fund has imposed certain share class eligibility requirements in connection with purchases by retirement plan, including but not limited to executive deferred compensation programs, group retirement plans and certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution plans. Plans with a minimum of 100 participants or with assets in excess of $1 million are eligible to purchase the Fund's Class A shares. Each share class has varying service and distribution related fees as described elsewhere in this SAI.

Plan sponsors, plan fiduciaries and other financial intermediaries may, however, choose to impose qualification requirements for Plans that differ from the Fund's share class eligibility standards. In certain cases this could result in the selection of a share class with high service and distribution related fees than would otherwise have been charged. The Fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.


Timing of Purchase Orders

Orders for the purchase of Fund shares received by selected dealers by the close of regular trading on the NYSE (currently 4:00 p.m., New York time) on any day that the Fund calculates its net asset value and either transmitted to Citigroup Global Markets by the close of its business day (normally 5:00 p.m., New York time) or transmitted by dealers to the Fund's transfer agent, through the facilities of the National Securities Clearing Corporation ("NSCC") by 7:00 p.m., New York time, on that day will be priced according to the net asset value determined on that day plus any applicable sales charge. Otherwise, the orders will be priced as of the time the net asset value is next determined. See "Buying Shares and Exchanging Shares" in the Prospectus. It is the dealers' responsibility to ensure that orders are transmitted on a timely basis to Citigroup Global Markets or the transfer agent through the facilities of the NSCC. Any loss resulting from a dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. See "Buying Shares and Exchanging Shares" in the Prospectus for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to the investor's account.

Funds transmitted by a wire system other than the Federal Reserve Wire System generally take one business day to be converted into federal funds. In those cases in which an investor pays for shares by a check drawn on a member bank of the Federal Reserve System, federal funds generally will become available on the business day after the check is deposited. Checks drawn on banks which are not members of the Federal Reserve System or foreign banks may take substantially longer to be converted into federal funds.


Share certificates will no longer be issued. If you currently hold share certificates of the Fund, such certificates will continue to be honored.


Payment in Securities

In addition to cash, the Fund may accept securities as payment for Fund shares at the applicable net asset value. Generally, the Fund will only consider accepting securities to increase its holdings in a portfolio security, or if Management determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The Fund may reject in whole or in part any or all offers to pay for purchases of Fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will value accepted securities in the same manner as it values its portfolio securities in determining the Fund's share price. The Fund will only accept securities which are delivered in proper form. For federal income tax purposes, a purchase of Fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of Fund shares with securities involves certain delays while the Fund considers the suitability of such securities and while other requirements are satisfied. Investors should not send securities to the Fund except when authorized to do so and in accordance with specific instructions received from SBAM.

Class A Shares

With respect to Class A shares, Citigroup Global Markets may pay broker-dealers or other intermediaries at the time of a sale, a commission of up to 1.00% for purchase amounts of $1 million but less than $3 million, up to 0.50% for purchase amounts of $3 million to $5 million, up to 0.25% for purchase amounts above $5 million and for purchases by certain retirement plans with an omnibus account relationship with the Fund. To the extent that such commission is paid, starting in the thirteenth month after purchase the broker-dealer or other intermediary will also receive the annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the Fund's distributor will retain the service fee. Where the broker-dealer or other intermediary does not receive the payment of up to 1.00% from Citigroup Global Markets, the broker-dealer or other intermediary will instead receive the annual service fee starting immediately after purchase.

Volume Discounts. The schedule of sales charges on Class A shares described in the Prospectus relating to Class A shares applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual, his or her spouse and their children under the age of 21 purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code, and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code;
(f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount; or (g) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Advisers Act) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should call (800) 446-1013.

Group Purchases. A reduced sales charge is available to employees (and partners) of the same employer purchasing as a group. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth in the Prospectus and will be based upon the aggregate sales of Class A shares to, and share holdings of, all members of the group. To be eligible for such reduced sales charges, all purchases must be pursuant to an employer or partnership sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plans include, but are not limited to, plans which provide for payroll deductions and retirement plans under Sections 401 or 408 of the Code. The distributor may also offer a reduced sales charge for aggregating related fiduciary accounts under such conditions that the distributor will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares previously purchased and still owned by the group, plus the amount of the current purchase. A "qualified group" is one which: (a) has been in existence for more than six months; (b) has a purpose other than acquiring Fund shares at a discount; and (c) satisfies uniform criteria which enables the distributor to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to the distributor. In order to obtain such reduced sales charge, the purchases must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of the distributor.

Initial Sales Charge Waivers. In addition to those types of investors set forth in the Prospectus who are eligible for waiver of the initial sales charge on purchases of Class A shares, investors who, authorized by and as a result of a direct relationship with the Fund's portfolio manager, purchase shares directly from the Fund, will also have the initial sales charge waived when purchasing Class A shares.

Sales Charge Reallowance. Purchases of Class A shares of the Fund may be made at the Fund's respective net asset value per share plus the applicable sales charge set forth in the Prospectus. Members of the selling group typically receive up to 90% of the sales charge. Members of the selling group may from time to time and for a limited period, receive 100% of the applicable sales charge for the purchase of the Fund's Class A shares.

Right of Accumulation. Reduced sales charges, in accordance with the schedule in the Prospectus relating to Class A shares, apply to any purchase of Class A shares if the aggregate investment in Class A shares of all Salomon Brothers fund or Salomon Brothers shares. Investment Series and including the purchase being made, of any purchaser is $50,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the combined right of accumulation, shareholders should call (800) 446-1013.

Letter of Intent. For the purposes of determining which sales charge level set forth in the Prospectus is applicable to a purchase of Class A shares, investors may also establish a total investment goal in shares of the Fund to be achieved over a thirteen-month period and may purchase Class A shares during such period at the applicable reduced front end sales charge. All Class A shares previously purchased and still beneficially owned by the investor and his or her spouse and children under the age of 21 may, upon written notice to the transfer agent, also be included at the current net asset value to reach a level specified in the table in the Prospectus.

Shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the transfer agent in the name of the purchaser. The effective date of a Letter of Intent may be backdated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the front end sales charge otherwise applicable to the purchases of Class A shares made during this period and the sales charge actually paid. If a payment is due under the preceding sentence, it must be made directly to the transfer agent within twenty days of notification or, if not paid, the transfer agent will liquidate sufficient escrowed shares to obtain such difference. For additional information, shareholders should contact the Fund, the transfer agent or eligible securities dealers.

                        ADDITIONAL REDEMPTION INFORMATION

If the Board of the Fund determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the portfolio of the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as the Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a brief summary of certain additional tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisers with specific questions relating to federal, state, local or foreign taxes.

Taxation


The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under Subchapter M of the Code. Qualification as a RIC requires, among other things, that the Fund: (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each of a "Qualified Publicly Traded Partnership"); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the fund's total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and not more than 10% of the outstanding voting securities of such issuer and
(b) not more than 25% of the value of the fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the fund controls and that are determined to be engaged in the same or similar trades or business or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.


As a RIC, the Fund will not be subject to federal income tax on its "net investment income" (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and "net capital gain" (the excess of the Fund's net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of the sum of its net investment income for such taxable year and its net tax-exempt interest income for such taxable year. However, the Fund will be subject to federal corporate income tax (currently at a maximum rate of 35%) on any undistributed income and to alternative minimum tax (currently at a maximum rate of 20% for corporations) on alternative minimum taxable income.. The Fund expects to designate amounts retained as undistributed net capital gain in a notice to its shareholders who (i) will be required to include in income for United States federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on the undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in the shareholder's income over the income tax credit.

If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a RIC, or fail to satisfy the 90% distribution requirement, the Fund would incur regular corporate federal income tax upon its income for that year, and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's earnings and profits.

The Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year the sum of: (a) 98% of its ordinary income for such calendar year; (b) 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of such year; and (c) 100% of the undistributed income and gains from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end.

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments on dividends and interest. The yield of the Fund's investment in foreign securities or currencies will be reduced by these foreign taxes. Except as described below under the heading "Foreign Income Taxes", shareholders will not be able to claim a foreign tax credit or deduction for these foreign taxes.

The Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Investment Activities and Risk Factors--Derivatives." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital and, if capital, whether long-term or short-term), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Fund to "mark-to-market" certain types of positions in its portfolio each year (that is, treat them as if they were closed out) and (2) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement for qualifying to be taxed as a RIC and to avoid both the corporate level tax and the 4% excise tax. The same may be true of investments in PFICs to the extent the Fund elects to mark such investments to market as described below. The Fund intends to monitor its transactions, to make the appropriate tax elections and to make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

The Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in PIK bonds or in obligations, such as certain Brady Bonds or zero coupon securities, having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or in obligations having market discount (i.e., an amount generally equal to the excess of the stated redemption price or revised issue price of the security over the basis of such security immediately after it was acquired) if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed of.

If the Fund purchases shares in a PFIC, the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. The Fund intends to limit its investments in passive foreign investment companies ( each a "PFIC") as necessary to avoid such a tax. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" (a "QEF") under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the 90% and excise tax distribution requirements.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Taxation of Shareholders

Shareholders receiving a distribution in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of cash that would have been received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received. Shareholders will be notified annually as to the federal tax status of distributions.

Tax Treatment of Distributions. All dividends and distributions to shareholders of the Fund of investment company taxable income and net capital gain will be taxable to shareholders whether paid in cash or reinvested in additional shares. For federal income tax purposes, dividends from ordinary income, and any distributions from net short term capital gain are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or additional shares. To the extent that ordinary dividends are derived from qualified dividend income of the Fund, such dividends will be treated as qualified dividend income provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements. If more than 95% of the Fund's gross income, calculated without taking into account long-term capital gains, consists of qualified dividend income, the Fund may designate all distributions of such income as qualified dividend income. Qualified dividend income generally is income derived from dividends from U.S. corporations or from corporations that are either incorporated in a U.S. possession or eligible for benefits under qualifying U.S. tax treaties. Distributions from a foreign corporation that is not a "qualified foreign corporation" may nevertheless be treated as "qualified dividend income" if the applicable stock is readily tradable on an established U.S. securities market. "Passive foreign investment companies" will not be treated as "qualified foreign corporations" for these purposes.

Distributions of net capital gain designated by the Fund as "capital gain dividends" will be taxable to shareholders as long-term capital gain, whether paid in cash or additional shares, and regardless of how long the shares have been held by such shareholders. Such distributions will not be eligible for the dividends received deduction.

Distributions, if any, in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital which is applied against and reduces the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, in the manner discussed below under the heading "Dispositions of Shares". Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends. Investors should consider the tax implications of buying shares shortly before the record date of a distribution because distributions will be taxable as described above even though the net asset value of shares of the Fund is reduced by the distribution.

Dividends Received Deduction. It is expected that a portion of the dividends of net investment income received by corporate shareholders from the Fund will qualify for the federal dividends received deduction generally available to corporations, but only to the extent of qualifying dividends received by the Fund from domestic corporations.

Dispositions of Shares. The redemption, sale or exchange Fund is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of shares of the Fund before holding them for more than six months, any loss on the sale or other disposition of such shares shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder (or amounts credited to the shareholder as an undistributed capital gain) with respect to such shares. A loss realized on a sale, exchange or other disposition of shares generally will be disallowed if other substantially identical shares of the Fund are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the original shares are disposed of, such as pursuant to reinvestment of dividends in Fund shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Generally, shareholders will be taxable on dividends or distributions in the year of receipt. However, if the Fund declares a dividend in October, November or December to shareholders of record on a specified date in such a month which is actually paid during the following January, it will be deemed to have been received by the shareholders and paid by the Fund on December 31 of the year in which the dividend is declared.

Foreign Income Taxes. The Fund may be subject to certain taxes, including without limitation, taxes imposed by foreign countries with respect to its income and capital gains. If the Fund eligible, the Fund may elect, for United States federal income tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under the United States income tax principles, as paid by its shareholders. For any year that the Fund makes such an election, each shareholder of the Fund will be required to include in its income an amount equal to his or her allocable share of such income taxes paid by the Fund to a foreign country's government and shareholders of the Fund will be entitled, subject to certain limitations, to credit their portions of these amounts against their United States federal income tax due, if any, or to deduct their portions from their United States taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders (including certain foreign shareholders described below) who do not itemize deductions. In addition, shareholders will not be able to claim a foreign tax credit with respect to taxes paid by the Fund unless certain holding period requirements are met. Shareholders that are exempt from tax under Section 501(a) of the Code, such as pension plans, generally will derive no benefit from this election.

Taxation of Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from investment company taxable income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, under the American Jobs Creation Act of 2004, a new exemption is created under which U.S. source withholding taxes are no longer imposed on dividends paid by RICs to the extent the dividends are designated as "interest-related dividends" or "short-term capital gain dividends." Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption applies to dividends with respect to taxable years of RICs beginning after December 31, 2004 and before January 1, 2008. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, exempt-interest dividends, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.


If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Backup Withholding. The Fund may be required to withhold federal income tax at the rate of 28% ("backup withholding") from dividends (other than exempt-interest dividends) and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) the payee fails to furnish the Fund with the payee's correct taxpayer identification number (e.g., an individual's social security number), (ii) the IRS or a broker notifies the Fund that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the payee fails to certify that he or she is not subject to backup withholding. Redemption proceeds may be subject to withholding under the circumstances described in (i) above. Backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's federal income tax liability, provided that the required information is timely furnished to the IRS. Backup withholding will not be applied to payments that already have been subjected to the 30% withholding tax described above under the heading "Taxation of Foreign Shareholders".

State and Local Tax Matters

Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from the Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the RIC holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from the Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to the Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and localities vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that the Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.

                        PERFORMANCE INFORMATION AND DATA

From time to time, the Fund may advertise its standardized or nonstandardized total return or aggregate total return, distribution rate, yield and tax-equivalent yield over various periods of time in advertisements, reports and other types of sales literature. These performance calculations are computed separately for each class of shares of the Fund. In addition, performance of class shares may be compared with that of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, ICB Donaghue's Money Fund Report, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the performance of Fund shares for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in Fund shares with certain bank deposits or other investments that pay a fixed return for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the nature, quality and maturity of the respective investment companies' portfolio securities and market conditions. An investor's principal is not guaranteed by the Fund.

In addition to the fee waivers and expense subsidies in the Prospectus, the Manager may further waive fees and or reimburse expenses on a voluntary basis form time to time. Performance results include any applicable fee waiver or expenses subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.

Total Return

Total return figures show the average annual percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the same class. Total return figures for the Fund's Class A shares include the maximum initial sales charge and for Class B and Class C shares include any applicable deferred sales charge during the measuring period. These figures also take into account the service and distribution fees, if any, payable with respect to each class of the Fund's shares.

"Aggregate total return" figures may be used for various periods, representing the cumulative change in value of an investment in Fund shares for the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate total return may be calculated either with or without the effect of the maximum sales charge for the Class A shares or Class C shares or any applicable deferred sales charge for Class B and Class C shares, and may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in the value of initial investment, income dividends and capital gains distributions). Because of the differences in sales charges, distribution fees and certain other expenses, the performance for each of the classes will differ.

Average Annual Total Returns

Average Annual Total Returns will be given for the most current one-, five- and ten-year periods, or the life of the relevant class of the Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as from the date of inception. When considering average annual return figures, it is important to note that the annual return for any one year period might have been greater or less than the average for the entire period.

The Fund's average annual total return figures, as described and shown in the Prospectus, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

       P(1+T)'pp'(n) = ERV

Where: P = a hypothetical initial payment of $1,000
       T = average annual total return
       n = number of years

     ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Aggregate Total Return

The aggregate total return figures for each class of the Fund, as described herein, represent the cumulative change in the value of an investment in Fund shares of such class for the specified period and are computed by the following formula:

                         AGGREGATE TOTAL RETURN = ERV-P
                                                  -----
                                                  P

Where: P = a hypothetical initial payment of $10,000.
       ERV = Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of such period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

From time to time the Fund may include after-tax performance information in advertisements. To the extent the Fund includes such information, it will be computed according to the following formulas prescribed by the SEC:

Average Annual Total Return (After Taxes on Distributions)

       P(1+T)'pp'(n) = ATV[u](D)

Where: P = a hypothetical initial payment of $1,000.
       T = average annual total return (after taxes on distributions) n = number of years
       ATV[u](D) = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on Fund distributions but not after taxes on redemption

Average Annual Total Return (After Taxes on Distributions and Redemption)

       P(1+T)'pp'(n) = ATV[u](DR)

Where: P = a hypothetical initial payment of $1,000.
       T = average total return (after taxes on distributions and redemption) n = number of years
       ATV[u](DR) = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5 or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on Fund distributions and redemption

The Fund may illustrate in advertising materials: (a) the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts; (b) retirement planning through employee contributions and/or salary reductions to show that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account; and (c) that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future, including statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.

Yield

From time to time the Fund may make available information as to its yield and effective yield. The yield of the Fund refers to the income generated by an investment in each the Fund over a certain period, which period will be stated in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested in shares of the same class. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Yield Calculation for Fund

30-day Yield. The Fund may advertise the yields for each class of the Fund based on a 30-day (or one month) period according to the following formula:

                  YIELD = 2[([(a-b/(c x d))] + 1)'pp'(6) -1], where

       a = dividends and interest earned during the period

       b = expenses accrued for the period (net of reimbursement)

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends

       d = the maximum offering price per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Tax Equivalent Yield. The tax equivalent yield for the Fund is determined by dividing that portion of the Fund's yield (as calculated above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, of any, of the Fund's yield that is not tax-exempt.

Investors should recognize that in periods of declining interest rates the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.


The Fund does not have performance information as of the date of this SAI.


                              SHAREHOLDER SERVICES

Exchange Privilege. Shareholders may exchange all or part of their Fund shares for shares of the same class of other funds in Salomon Brothers Investment Series to the extent such shares are offered for sale in the shareholder's state of residence.

The exchange privilege enables shareholders of the Fund to acquire shares in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which a fund shares being acquired may legally be sold.

Exercise of the exchange privilege is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds immediately invested in shares of the Fund being acquired at a price equal to the then current net asset value of such shares plus any applicable sales charge.

All accounts involved in a telephone exchange must have the same registration. If a new account is to be established, the dollar amount to be exchanged must be at least as much as the minimum initial investment of the Fund whose shares are being purchased. Any new account established by exchange will automatically be registered in the same way as the account from which shares are exchanged and will carry the same dividend option.

The Salomon Brothers funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund and its shareholders.

Accordingly, if the Investment Manager in its sole discretion determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges to that investor or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Salomon Brothers Investment Series. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The Fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the Fund will take no other action with respect to the shares until it receives further instructions from the investor.

During times of drastic economic or market conditions, the Fund may suspend the exchange privilege temporarily without notice and treat exchange requests based on their separate components-redemption orders with a simultaneous request to purchase the other Fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the Fund being purchased formally accepts the order, which may result in the purchase being delayed.

Automatic Withdrawal Plan. An Automatic Withdrawal Plan may be opened for the Fund with an account having a minimum account value as described in the Prospectus. All dividends and distributions on the shares of the Fund held under the Automatic Withdrawal Plan are automatically reinvested at net asset value in full and fractional shares of the same class of such the Fund. Withdrawal payments are made by PFPC Inc. ("PFPC"), as agent, from the proceeds of the redemption of such number of shares as may be necessary to make each periodic payment. As such redemptions involve the use of capital, over a period of time they may exhaust the share balance of an account held under an Automatic Withdrawal Plan. Use of an Automatic Withdrawal Plan cannot assure realization of investment objectives, including capital growth or protection against loss in declining markets. An Automatic Withdrawal Plan can be terminated at any time by the investor, the Fund or PFPC upon written notice.

The Automatic Withdrawal Plan will not be carried over on exchanges between funds or classes. A new Automatic Withdrawal Plan application is required to establish the Automatic Withdrawal Plan in the new fund or class. For additional information, shareholders should call (800) 446-1013.

Reinstatement Privilege. A shareholder may return any dividend, capital gain or redemption check to the Fund within 60 days of the transaction and have it reinvested at the applicable net asset value without incurring a sales charge. With regard to Class A shares, a shareholder may reinstate at net asset value any portion of shares which have been previously redeemed if the redemption occurred within 60 days of the request. With regard to Class B and Class C shares, if an investor redeems Class B or Class C shares and pays a deferred sales charge upon redemption, and then uses those proceeds to purchase Class B or Class C shares of the Fund within 60 days, the Class B or Class C shares purchased will be credited with any deferred sales charge paid in connection with the prior redemption. There are no restrictions on the number of times a shareholder may use the Reinstatement Privilege.

Any gain recognized on a redemption or repurchase is taxable despite the reinstatement in the Fund. Any loss realized as a result of the redemption or repurchase may not be allowed for federal income tax purposes but may be applied, depending on the amount reinstated, to adjust the cost basis of the shares acquired upon reinstatement. In addition, if the shares redeemed or repurchased had been acquired within the 90 days preceding the redemption or repurchase, the amount of any gain or loss on the redemption or repurchase may have to be computed without regard to any sales charges incurred on the redeemed or repurchased shares (except to the extent those sales charges exceed the sales charges waived in connection with the reinstatement).

Self Employed Retirement Plans. The Fund offers a prototype retirement plan for self-employed individuals. Under such plan, self-employed individuals may contribute out of earned income to purchase Fund shares.

Boston Safe Deposit and Trust Company ("Boston Safe") has agreed to serve as custodian and furnish the services provided for in the plan and the related custody agreement. Boston Safe will charge individuals adopting a self employed retirement plan an application fee as well as certain additional fees for its services under the custody agreement.

For information required for adopting a self employed retirement plan, including information on fees, obtain the form of the plan and custody agreement available from the Fund. Because application of particular tax provisions will vary depending on each individual's situation, consultation with a financial adviser regarding a self employed retirement plan is recommended.

Individual Retirement Accounts. The Fund offers a prototype individual retirement account ("IRA"), which has been approved as to form by the IRS. Contributions to an IRA made available by the Fund may be invested in shares of the Fund and/or certain other mutual funds managed by SBAM.

Boston Safe has agreed to serve as custodian of the IRAs and furnish the services provided for in the custody agreement. Boston Safe will charge each IRA an application fee as well as certain additional fees for its services under the custody agreement. In accordance with IRS regulations, an individual may revoke an IRA within seven calendar days after it is established.

Contributions in excess of allowable limits, premature distributions to an individual who is not disabled before age 59 1/2 or insufficient distributions after age 70 1/2 will generally result in substantial adverse tax consequences.

For information required for adopting an IRA, including information fees, investors may obtain the form of custody agreement and related materials, including disclosure materials, by calling (800) 446-1013. Consultation with a financial adviser regarding an IRA is recommended.

                                ACCOUNT SERVICES

Shareholders of the Fund are kept informed through semi-annual reports showing current investments and other financial data for the Fund. Annual reports for the Fund include audited financial statements. Shareholders of the Fund will receive a Statement of Account following each share transaction. Shareholders can write or call the Fund at the address and telephone number on the first page of this SAI with any questions relating to their investment in shares of the Fund.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund is a series of CitiFunds Trust I and is governed by a Declaration of Trust. The Declaration of Trust has two other series, Salomon Brothers All Cap Growth Fund and Citi Institutional Money Reserves. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class of the Fund represents an equal proportional interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, right and privileges of shares of each class without shareholder approval. Shares of each series of the

Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

The Fund may involuntarily redeem a shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply certain information, such as a tax identification number, if required to do so or to provide data sufficient to verify such information, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund. The exercise of the power granted to the Fund under the Declaration to involuntarily redeem shares is subject to any applicable provisions under the 1940 Act or the rules adopted thereunder. The staff of the Securities and Exchange Commission takes the position that the 1940 Act prohibits involuntary redemptions; however, the staff has granted enforcement no-action relief for involuntary redemptions in limited circumstances.

The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law or the Declaration of Trust, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Declaration of Trust.

The Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

The Fund, a class or the Trust may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Fund, such class or the Trust, voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Fund, such class or the Trust, voting as a single class. The Fund, a class or the Trust may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. The Fund may be terminated at any time by a vote of a majority of the outstanding voting power of the Fund, or by the Trustees by written notice to the shareholders of the Fund. If not so terminated, the Trust will continue indefinitely.

The Fund is a series of an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Fund or the Trust are not binding upon the Trustees individually but only upon the property of the Fund or the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office

The Fund's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

The Fund's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

                          CUSTODIAN AND TRANSFER AGENT


State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, MA 02110, currently serves as custodian for each of Fund. State Street ("Custodian"), among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund; and makes disbursements on behalf of the Fund. The Custodian neither determines the Fund's investment policies, nor decides which securities the Fund will buy or sell. For its services, the Custodian receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The Fund may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions.

PFPC Inc., located at PO. Box 9764, Providence, RI 02940-9764, serves as the transfer agent for the Fund. As the Fund's transfer agent, PFPC Inc. registers and processes transfers of the Fund's stock, processes purchase and redemption orders, acts as dividend disbursing agent and provides shareholder services for the Fund and maintains records and handles correspondence with respect to shareholder accounts, pursuant to a transfer agency agreement. For these services, PFPC receives a monthly fee computed separately for each class of the Fund's shares and is reimbursed separately by each class for out-of-pocket expenses.


Subject to approval by the Board of Trustees, in certain instances where there is an omnibus account that represents numerous beneficial owners, the Fund may pay a sub-transfer agent fee to the omnibus account holder. The amount the Fund pays to the omnibus account holder will not exceed, on a per-beneficial owner basis, the amount the Fund would have paid to the transfer agent had the beneficial owners been direct shareholders in the Fund.

                              INDEPENDENT AUDITORS


[**____________**], independent auditors, New York, ____ 10017, serves as auditors of the Fund.


                                     COUNSEL

Bingham McCutchen LLP serves as counsel to the Fund and is located at 150 Federal Street, Boston, Massachusetts 02110.

                              FINANCIAL STATEMENTS


The Fund has not commenced operations or issued financial statements as of the date of this SAI.

                                   APPENDIX A
                             DESCRIPTION OF RATINGS

The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Description of Moody's Investors Service, Inc.'s Long-Term Debt Ratings:

Aaa--Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa--Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A--Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa--Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba--Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B--Obligations rated B are considered speculative and are subject to high credit risk.

Caa-- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca-- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C-- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Description of Moody's Investors Service, Inc.'s US Municipal Short-Term Debt And Demand Obligation Ratings:

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels -- "MIG 1" through "MIG 3." In addition, those short-term obligations that are of speculative quality are designated "SG," or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1-- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2-- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3-- This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG 2-- This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody's Investors Service, Inc.'s Demand Obligation Ratings:

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1-- This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2-- This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3-- This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG--This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Moody's Investors Service, Inc.'s Short-Term Prime Ratings:

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1--Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2--Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3--Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP--Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Standard & Poor's Ratings Group's Long-Term Issue Ratings:

Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA--An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA--An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

A--An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB--An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C--Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB--An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B--An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC--An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC--An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C--The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D--An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The "AA" and "CCC" ratings may be modified by the addition of a plus or minus sign to show relative standing within the applicable rating category.

The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Asterisk (*): Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ('AAA', 'AA', 'A', 'BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

Description of Standard & Poor's Ratings Group's Ratings of Notes:

A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

--Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

--Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1--Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3--Speculative capacity to pay principal and interest.

Description of Standard & Poor's Ratings Group's Short-Term Issue Credit
Ratings:

A-1--An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2--An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3--An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B--An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

C--A subordinated debt or preferred stock obligation rated "C" is CURRENTLY HIGHLY VULNERABLE to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

R--An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D--An obligor rated 'SD' (Selective Default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR--An issuer designated "N.R." is not rated.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Description of Standard & Poor's Ratings Group's Dual Ratings:

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

Description of Fitch Ratings International Long-Term Credit Ratings:

International Long-Term Credit Ratings are more commonly referred to as simply "Long-Term Ratings." The following scale applies to foreign currency and local currency ratings.

International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

Investment Grade

AAA--Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB--Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D--Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%--100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%--90% and "D" the lowest recovery potential, i.e., below 50%.

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' category or to categories below 'CCC'.

"NR" indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as "evolving".

Description of Fitch Ratings International Short-Term Credit Ratings:

International Short-Term Credit Ratings are more commonly referred to as simply "Short-Term Ratings." The following scale applies to foreign currency and local currency ratings.

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

F1--Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2--Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3--Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B--Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favourable business and economic environment.

D--Default. Denotes actual or imminent payment default.

"+" may be appended to an 'F1' rating class to denote relative status within the category.

'NR' indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

                                   Appendix B
                      Proxy Voting Policies and Procedures

The Board of Trustees of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc (the "Manager"). The manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, the manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the manager's goal to vote proxies in the best interest of clients, the manager follows procedures designed to identify and address material conflicts that may arise between the manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The manager also maintains and considers a list of significant relationships that could present a conflict of interest for the manager in voting proxies. The manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the manager decides to vote a proxy, the manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the manager in voting proxies with respect to such issuer. Such position is based on the fact that the manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the manager's decision-making in voting proxies.

If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.


                                       B-2


                         STATEMENT OF DIFFERENCES
                         ------------------------

Characters normally expressed as superscript shall be preceded by....... 'pp'
Characters normally expressed as subscript shall be preceded by......... [u]

                                     PART C

ITEM 23. EXHIBITS.

------------------------ ----------- ------------------------------------------------------------------------
+                        a(1)        Amended and Restated Declaration of Trust of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
+++                      a(2)        Certificate of Amendment to the Amended and Restated Declaration of
                                     Trust

------------------------ ----------- ------------------------------------------------------------------------
++++                     a(3)        Certificate of Amendment to the Amended and Restated Declaration of
                                     Trust

------------------------ ----------- ------------------------------------------------------------------------
filed herewith           a(4)        Amendment to Amended and Restated Declaration of Trust

------------------------ ----------- ------------------------------------------------------------------------
filed herewith                       Amendment to Amended and Restated Declaration of Trust
------------------------ ----------- ------------------------------------------------------------------------
+                        b(1)        Amended and Restated By-Laws of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
#                        d(1)        Form of Management Agreement between the Registrant, on behalf of
                                     Salomon Brothers Aggressive Growth Fund, and Salomon Brothers Asset
                                     Management Inc. ('SBAM'), as manager

------------------------ ----------- ------------------------------------------------------------------------
#                        e(1)        Distribution Agreement between the Registrant and Citigroup Global
                                     Markets Inc. (formerly Salomon Smith Barney, Inc.), as distributor

------------------------ ----------- ------------------------------------------------------------------------
#                        e(2)        Form of Letter Agreement amending Appendix A to Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly
                                     Salomon Smith Barney, Inc.)

------------------------ ----------- ------------------------------------------------------------------------
*                        g(1)        Custodian Contract between the Registrant and State Street Bank and
                                     Trust Company ('State Street'), as custodian

------------------------ ----------- ------------------------------------------------------------------------
#                        g(2)        Form of Letter Agreement adding Salomon Brothers Aggressive Growth
                                     Fund to the Custodian Contract between the Registrant and State Street

------------------------ ----------- ------------------------------------------------------------------------
#                        h(1)        Transfer Agency Agreement between the Registrant and PFPC Inc., as transfer agent

------------------------ ----------- ------------------------------------------------------------------------
++                       h(3)        Retirement Plan of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
filed herewith           i           Opinion and consent of counsel

------------------------ ----------- ------------------------------------------------------------------------
#                        m(1)        Form of Service Plan for Class A shares of Salomon Brothers Aggressive
                                     Growth Fund

------------------------ ----------- ------------------------------------------------------------------------
#                        m(2)        Form of Service Plan for Class B shares of Salomon Brothers Aggressive
                                     Growth Fund
------------------------ ----------- ------------------------------------------------------------------------
#                        m(3)        Form of Service Plan for Class C shares of Salomon Brothers Aggressive
                                     Growth Fund
------------------------ ----------- ------------------------------------------------------------------------
**                       o           Multiple Class Plan of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
***                      p(1)        Code of Ethics for the Registrant and SBAM

------------------------ ----------- ------------------------------------------------------------------------
*** and ****             p(2)        Code of Ethics for the Distributor

------------------------ ----------- ------------------------------------------------------------------------
++                       q(1)        Powers of Attorney for the Trustees of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
++ and +++++             q(2)        Powers of Attorney for certain officers of the Registrant

------------------------ ----------- ------------------------------------------------------------------------

--------------------------

* Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.

** Incorporated herein by reference to Post-Effective Amendment No. 31 to the

       Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.

*** Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 2, 2000.

**** Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on September 11, 2000.

+ Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 5, 2001.

++ Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 19, 2003.

+++ Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 18, 2003.

++++ Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on October 31, 2003.

+++++ Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 24, 2003.

# Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 3, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25. INDEMNIFICATION.

         Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated herein by reference as an Exhibit to Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Citigroup Global Markets Inc. (formerly, Salomon Smith Barney, Inc.) incorporated herein by reference as Exhibits to Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         The list required by this Item 26 of officers and directors of SBAM, SBAM Limited and SBAM AP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM, SBAM Limited and SBAM AP, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046, 801-43335 and 801-51393, respectively).

ITEM 27. PRINCIPAL UNDERWRITERS.

         (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.),the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust and CitiFunds Institutional Trust. CGM is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

         CGM is also the distributor for the following funds: Salomon Funds Trust, Smith Barney Allocation Series Inc., Smith Barney Trust II, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         (b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

NAME/ADDRESS

CitiFunds Trust I
125 Broad Street
New York, NY 10004

Salomon Brothers Asset Management Inc.
399 Park Avenue
New York, NY 10022

and

300 First Stamford Place, 4th Floor
Stamford, CT 06902

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

PFPC Inc.
PO BOX 9794
Providence, Rhode Island 02940.

ITEM 29. MANAGEMENT SERVICES.

         Not applicable.

ITEM 30. UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of February, 2005.

                                           CITIFUNDS TRUST I, on
                                           behalf of its series
                                           Salomon Brothers Aggressive
                                           Growth Fund

                                           By:      /s/ R. Jay Gerken
                                                    --------------------------
                                                    R. Jay Gerken
                                                    President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 25, 2005.

------------------------------------------ ------------------------------------------------------
SIGNATURE                                  TITLE
------------------------------------------ ------------------------------------------------------
/s/ R. JAY GERKEN                          President, Chief Executive Officer
R. JAY GERKEN                                    (Principal Executive Officer) and Trustee
------------------------------------------ ------------------------------------------------------
/s/ FRANCES GUGGINO                        Treasurer and Chief Financial Officer (Principal
FRANCES GUGGINO                            Financial and Accounting Officer)
------------------------------------------ ------------------------------------------------------
ELLIOTT J. BERV*                           Trustee
ELLIOTT J. BERV
------------------------------------------ ------------------------------------------------------
DONALD M. CARLTON*                         Trustee
DONALD M. CARLTON
------------------------------------------ ------------------------------------------------------
A. BENTON COCANOUGHER*                     Trustee
A. BENTON COCANOUGHER
------------------------------------------ ------------------------------------------------------
MARK T. FINN*                              Trustee
MARK T. FINN
------------------------------------------ ------------------------------------------------------
STEPHEN RANDOLPH GROSS*                    Trustee
STEPHEN RANDOLPH GROSS
------------------------------------------ ------------------------------------------------------
DIANA R. HARRINGTON*                       Trustee
DIANA R. HARRINGTON
------------------------------------------ ------------------------------------------------------
SUSAN B. KERLEY*                           Trustee
SUSAN B. KERLEY
------------------------------------------ ------------------------------------------------------
ALAN G. MERTEN*                            Trustee
ALAN G. MERTEN
------------------------------------------ ------------------------------------------------------
R. RICHARDSON PETTIT*                      Trustee
R. RICHARDSON PETTIT
------------------------------------------ ------------------------------------------------------

*By:     /s/ R. Jay Gerken
         ----------------------
         R. JAY GERKEN

EXECUTED BY R. JAY GERKEN ON BEHALF
OF THOSE INDICATED PURSUANT TO POWERS OF
ATTORNEY

------------------------------------------ ------------------------------------------------------

                                  EXHIBIT INDEX

--------- ----------------------------------------------------------------------
a(4)      Amendment to the Amended and Restated Declaration of Trust

--------- ----------------------------------------------------------------------
a(5)      Amendment to the Amended and Restated Declaration of Trust

--------- ----------------------------------------------------------------------
i         Opinion and consent of counsel
--------- ----------------------------------------------------------------------